UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8282


                              Loomis Sayles Funds I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2005

ITEM I      SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Bond Fund

                                                                 Principal Amount       Value (a)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 95.0% of total net assets

NON-CONVERTIBLE BONDS - 91.6%

Airlines - 1.2%
American Airlines, Inc.,
6.978%, 4/01/2011                                        USD        2,904,616         $  3,000,749
American Airlines, Inc.,
7.324%, 10/15/2009                                                  1,255,000            1,111,712
American Airlines, Inc., Class B,
8.608%, 4/01/2011 (c)                                               1,380,000            1,293,922
American Airlines, Inc., Series 1999-1,
7.024%, 10/15/2009                                                  1,000,000            1,033,369
American Airlines, Inc., Series 93A6,
8.040%, 9/16/2011                                                   3,703,306            3,147,292
Continental Airlines, Inc.,
6.703%, 12/15/2022                                                  4,557,147            4,449,077
Continental Airlines, Inc., Series 1997-4A,
6.900%, 1/02/2018                                                   2,919,817            2,903,596
Continental Airlines, Inc., Series 1997-4B,
6.900%, 1/02/2017                                                     380,011              309,499
Continental Airlines, Inc., Series 1998-1, Class B,
6.748%, 3/15/2017                                                   2,123,998            1,743,718
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                                   7,148,484            7,053,949
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                                   4,365,912            4,370,635
Continental Airlines, Inc., Series 1999-1B,
6.795%, 8/02/2018                                                     160,467              133,973
Continental Airlines, Inc., Series 1999-1C,
6.954%, 8/02/2009                                                   1,754,393            1,422,115
Continental Airlines, Inc., Series 1999-2, Class B,
7.566%, 3/15/2020                                                   1,968,737            1,621,430
Continental Airlines, Inc., Series 2000-2,
7.487%, 4/02/2012                                                     825,000              833,847
Continental Airlines, Inc., Series 2000-2,
7.707%, 10/02/2022                                                  5,209,123            5,213,920
Continental Airlines, Inc., Series 2000-2,
8.307%, 10/02/2019                                                  3,862,085            3,211,334
Northwest Airlines Corp., Series 992 B,
7.950%, 3/01/2015                                                     174,654              130,240
US Airways,
6.850%, 1/30/2018                                                   1,224,081            1,226,806
                                                                                      ------------
                                                                                        44,211,183
                                                                                      ------------

Automotive - 1.7%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                                   3,000,000            3,022,500
Dana Corp.,
7.000%, 3/15/2028                                                     845,000              739,682
Dana Corp.,
7.000%, 3/01/2029 (c)                                                 340,000              297,026
Delphi Automotive Systems Corp.,
7.125%, 5/01/2029 (c)                                              13,315,000            9,187,350
Ford Motor Co.,
6.375%, 2/01/2029 (c)                                               1,500,000            1,156,533
Ford Motor Co.,
6.625%, 10/01/2028 (c)                                              1,500,000            1,176,676
Ford Motor Credit Co.,
7.375%, 10/28/2009 (c)                                                500,000              488,594
General Motors Acceptance Canada,
6.625%, 12/17/2010                                       GBP          500,000              809,311
General Motors Acceptance Corp.,
4.100%, 7/16/2007 (i)                                    USD        7,500,000            7,237,297

General Motors Acceptance Corp.,
4.130%, 3/20/2007 (c)(i)                                           26,650,000           25,846,129
General Motors Acceptance Corp.,
5.625%, 5/15/2009 (c)                                               2,040,000            1,910,446
General Motors Acceptance Corp.,
6.375%, 12/07/2007                                       GBP          500,000              860,548
General Motors Acceptance Corp.,
6.875%, 8/28/2012 (c)                                    USD          200,000              183,084
General Motors Acceptance Corp.,
7.000%, 12/07/2005                                       GBP        4,315,000            7,724,144
General Motors Acceptance Corp.,
7.500%, 12/01/2006                                       NZD          600,000              397,120
General Motors Corp.,
6.750%, 5/01/2028 (c)                                    USD          500,000              366,250
General Motors Nova Finance,
8.875%, 7/10/2023                                        GBP          700,000            1,009,511
GMAC International Finance BV,
8.000%, 3/14/2007                                        NZD        1,147,000              769,988
                                                                                      ------------
                                                                                        63,182,189
                                                                                      ------------

Banking - 5.4%
Barclays Financial LLC,
4.100%, 3/22/2010, 144A                                  THB      917,000,000           22,115,425
Barclays Financial LLC,
4.160%, 2/22/2010, 144A                                         2,816,000,000           68,125,185
CIT Group, Inc.,
5.500%, 12/01/2014                                       GBP        6,750,000           12,389,013
HSBC Bank USA,
3.310%, 8/25/2010, 144A                                  USD       41,250,000           41,481,000
J.P. Morgan Chase & Co.,
Zero Coupon Bond, 5/10/2010, 144A                        BRL      241,667,000           54,630,643
                                                                                      ------------
                                                                                       198,741,266
                                                                                      ------------

Brokerage - 0.2%
Morgan Stanley,
5.375%, 11/14/2013                                       GBP        5,000,000            9,182,574
                                                                                      ------------

Chemicals - 1.2%
Borden, Inc.,
7.875%, 2/15/2023 (c)                                    USD       22,509,000           18,007,200
Borden, Inc.,
9.200%, 3/15/2021                                                   5,925,000            5,451,000
IMC Global, Inc.,
6.875%, 7/15/2007 (c)                                               5,990,000            6,064,875
IMC Global, Inc.,
7.300%, 1/15/2028                                                   5,860,000            5,654,900
IMC Global, Inc.,
7.375%, 8/01/2018                                                   7,525,000            7,525,000
                                                                                      ------------
                                                                                        42,702,975
                                                                                      ------------

Construction Machinery - 0.1%
Great Lakes Dredge & Dock Corp.,
7.750%, 12/15/2013 (c)                                              3,150,000            2,386,125
United Rentals North America, Inc.,
7.000%, 2/15/2014 (c)                                                 500,000              476,250
                                                                                      ------------
                                                                                         2,862,375
                                                                                      ------------

Consumer Products - 0.4%
Bausch & Lomb, Inc.,
7.125%, 8/01/2028                                                  12,705,000           14,271,234
                                                                                      ------------

Electric - 3.0% AES Corp.,
7.750%, 3/01/2014 (c)                                               4,875,000            5,289,375
AES Corp.,
8.375%, 3/01/2011                                        GBP        1,990,000            3,565,088
AES Corp.,
8.875%, 2/15/2011                                        USD          315,000              351,225

AES Corp.,
8.875%, 11/01/2027                                                 11,665,000           12,773,175
Calpine Canada Energy Finance,
8.500%, 5/01/2008 (c)                                              14,645,000           10,544,400
Calpine Canada Energy Finance,
8.750%, 10/15/2007                                       CAD          500,000              305,549
Calpine Corp.,
7.750%, 4/15/2009 (c)                                    USD       15,550,000           10,574,000
Calpine Corp.,
7.875%, 4/01/2008 (c)                                               1,000,000              700,000
Calpine Corp.,
8.500%, 2/15/2011 (c)                                              21,135,000           14,477,475
Calpine Corp.,
8.625%, 8/15/2010 (c)                                               7,173,000            4,823,842
Commonwealth Edison Co.,
4.750%, 12/01/2011                                                    470,000              463,171
Edison Mission Energy,
7.730%, 6/15/2009                                                   1,835,000            1,933,631
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027 (c)                                              11,581,000           12,811,250
Enersis SA,
7.375%, 1/15/2014                                                   3,435,000            3,707,560
Enersis SA,
7.400%, 12/01/2016                                                  7,650,000            8,317,455
NGC Corporation Capital Trust I, Series B,
8.316%, 6/01/2027                                                   1,545,000            1,351,875
Power Receivables Finance LLC,
6.290%, 1/01/2012, 144A                                             3,296,070            3,424,352
Quezon Power Philippines Co.,
8.860%, 6/15/2017                                                   7,087,500            6,828,806
Salton Sea Funding Corp., Series E,
8.300%, 5/30/2011                                                   1,886,622            2,067,017
Salton Sea Funding Corp., Series F,
7.475%, 11/30/2018                                                    224,348              246,804
Southern California Edison Co.,
7.625%, 1/15/2010 (c)                                               2,000,000            2,254,236
Texas-New Mexico Power Co.,
6.250%, 1/15/2009                                                   1,000,000            1,053,386
TXU Corp.,
5.550%, 11/15/2014, 144A                                              320,000              310,354
TXU Corp.,
6.550%, 11/15/2034, 144A (c)                                        2,810,000            2,759,763
                                                                                      ------------
                                                                                       110,933,789
                                                                                      ------------

Foreign Agency - 0.3%
Pemex Project Funding Master Trust,
8.625%, 2/01/2022 (c)                                               1,580,000            1,947,350
Pemex Project Funding Master Trust,
8.625%, 12/01/2023, 144A                                            6,485,000            7,879,275
                                                                                      ------------
                                                                                         9,826,625
                                                                                      ------------

Foreign Local Governments - 7.0%
Ontario Hydro,
Zero Coupon Bond, 11/27/2020                             CAD        1,507,000              590,251
Province of Alberta,
5.930%, 9/16/2016                                                  23,748,162           21,563,556
Province of British Columbia,
5.250%, 12/01/2006                                                 26,460,000           22,285,214
Province of British Columbia,
6.000%, 6/09/2008                                                  66,745,000           58,871,342
Province of Manitoba,
4.450%, 12/01/2008                                                  1,640,000            1,391,762
Province of Manitoba,
5.750%, 6/02/2008                                                  74,125,000           64,909,051
Province of Ontario,
3.500%, 9/08/2006                                                  52,020,000           42,734,559
Province of Ontario,
5.700%, 12/01/2008                                                 25,000,000           22,031,696
Province of Ontario,
5.900%, 3/08/2006                                                   8,755,000            7,286,845
Province of Saskatchewan,
5.500%, 6/02/2008                                                     775,000              674,407
Province of Saskatchewan,
6.000%, 6/01/2006                                                  16,570,000           13,896,361
                                                                                      ------------
                                                                                       256,235,044
                                                                                      ------------

Government Agencies - 7.2%
Federal Home Loan Mortgage Corp.,
2.875%, 5/15/2007 (c)                                    USD       35,000,000           34,419,315
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                        SGD        9,250,000            5,606,982
Federal Home Loan Mortgage Corp.,
5.000%, 12/01/2031                                       USD          525,448              526,674
Federal Home Loan Mortgage Corp.,
5.500%, 9/15/2011 (c)                                              15,000,000           16,134,000
Federal National Mortgage Association,
Zero Coupon Bond, 10/29/2007                             NZD      103,925,000           62,267,993
Federal National Mortgage Association,
2.290%, 2/19/2009                                        SGD      145,900,000           86,790,844
Federal National Mortgage Association,
2.375%, 2/15/2007 (c)                                    USD       10,000,000            9,780,320
Federal National Mortgage Association,
5.250%, 1/15/2009 (c)                                              31,665,000           33,041,541
Federal National Mortgage Association,
5.375%, 11/15/2011 (c)                                              7,700,000            8,251,936
Federal National Mortgage Association,
5.500%, 3/15/2011 (c)                                               5,000,000            5,363,245
                                                                                      ------------
                                                                                       262,182,850
                                                                                      ------------

Government Owned - 0.0% SLM Corp.,
6.500%, 6/15/2010                                        NZD        1,010,000              698,269
                                                                                      ------------

Healthcare - 0.9%
Columbia/HCA Healthcare Corp.,
7.050%, 12/01/2027                                       USD        7,325,000            7,349,759
Columbia/HCA Healthcare Corp.,
7.190%, 11/15/2015                                                  4,500,000            4,856,301
Columbia/HCA Healthcare Corp.,
7.500%, 12/15/2023                                                  1,965,000            2,072,263
Columbia/HCA Healthcare Corp.,
7.580%, 9/15/2025                                                   1,300,000            1,370,660
Columbia/HCA Healthcare Corp.,
7.690%, 6/15/2025                                                   5,000,000            5,356,880
Columbia/HCA Healthcare Corp.,
7.750%, 7/15/2036                                                   1,000,000            1,065,375
HCA, Inc.,
5.750%, 3/15/2014 (c)                                               2,750,000            2,737,856
HCA, Inc.,
6.250%, 2/15/2013                                                   3,000,000            3,066,339
HCA, Inc.,
6.300%, 10/01/2012                                                  2,500,000            2,566,210
HCA, Inc.,
7.500%, 11/06/2033                                                  1,000,000            1,075,536
                                                                                      ------------
                                                                                        31,517,179
                                                                                      ------------

Home Construction - 0.0%
Pulte Corp.,
7.300%, 10/24/2005                                                  1,000,000            1,008,310
                                                                                      ------------

Independent/Energy - 0.8%
Astoria Depositor Corp.,
8.144%, 5/01/2021, 144A                                            26,160,000           25,833,000
Pioneer Natural Resource Co.,
5.875%, 7/15/2016 (c)                                               4,720,000            4,759,922
                                                                                      ------------
                                                                                        30,592,922
                                                                                      ------------

Integrated/Energy - 1.5%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                           38,955,000           35,643,825
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                            17,708,000           16,601,250
Phillips 66 Capital Trust II,
8.000%, 1/15/2037                                                   1,000,000            1,090,253
                                                                                      ------------
                                                                                        53,335,328
                                                                                      ------------

Life Insurance - 0.6%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                  SGD       38,400,000           22,817,667
                                                                                      ------------

Media Cable - 1.0%
Charter Communications Holdings LLC,
9.625%, 11/15/2009 (c)                                   USD       27,080,000           20,242,300
Charter Communications Holdings LLC,
10.000%, 4/01/2009 (c)                                                500,000              386,250
Charter Communications Holdings LLC,
10.000%, 5/15/2011                                                  1,100,000              803,000
Comcast Corp.,
5.500%, 3/15/2011 (c)                                               3,000,000            3,129,978
CSC Holdings, Inc.,
7.875%, 2/15/2018                                                   1,550,000            1,526,750
NTL Cable Plc,
9.750%, 4/15/2014                                        GBP        6,005,000           11,000,021
Shaw Communications, Inc.,
7.500%, 11/20/2013                                       CAD          930,000              829,748
                                                                                      ------------
                                                                                        37,918,047
                                                                                      ------------

Metals & Mining - 0.5%
AK Steel Corp.,
7.750%, 6/15/2012 (c)                                    USD        6,120,000            5,171,400
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                  10,730,000           11,803,000
                                                                                      ------------
                                                                                        16,974,400
                                                                                      ------------

Natural Gas - 0.7%
Coastal Corp.,
6.375%, 2/01/2009 (c)                                               3,810,000            3,752,850
Coastal Corp.,
6.950%, 6/01/2028                                                   9,279,000            8,119,125
Coastal Corp.,
7.750%, 6/15/2010                                                   5,190,000            5,293,800
Dynegy Holdings, Inc.,
7.125%, 5/15/2018                                                   2,295,000            2,185,987
Dynegy Holdings, Inc.,
7.625%, 10/15/2026 (c)                                              5,650,000            5,381,625
                                                                                      ------------
                                                                                        24,733,387
                                                                                      ------------

Non-Captive Diversified - 0.8%
General Electric Capital Corp.,
6.125%, 5/17/2012                                        GBP       14,715,000           28,542,947
General Electric Capital Corp., Series EMTN,
1.725%, 6/27/2008                                        SGD        4,250,000            2,484,278
                                                                                      ------------
                                                                                        31,027,225
                                                                                      ------------

Oil Field Services - 0.2%
North America Energy Partners, Inc.,
8.750%, 12/01/2011                                       USD          250,000              215,000
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                             5,640,000            5,858,550
                                                                                      ------------
                                                                                         6,073,550
                                                                                      ------------

Packaging - 0.1%
Owens-Illinois, Inc.,
7.800%, 5/15/2018 (c)                                               4,315,000            4,530,750
                                                                                      ------------

Paper - 1.3%
Abitibi-Consolidated, Inc.,
7.500%, 4/01/2028 (c)                                               4,850,000            4,207,375
Fort James Corp.,
7.750%, 11/15/2023                                                  2,500,000            2,862,500
Georgia-Pacific Corp. (Timber Group),
7.250%, 6/01/2028 (c)                                               6,165,000            6,596,550
Georgia-Pacific Group,
7.375%, 12/01/2025                                                 15,885,000           17,175,656
Georgia-Pacific Group,
7.750%, 11/15/2029 (c)                                             13,855,000           15,569,556
International Paper Co.,
4.250%, 1/15/2009                                                   2,000,000            1,974,124
                                                                                      ------------
                                                                                        48,385,761
                                                                                      ------------

Pharmaceuticals - 0.5%
Elan Financial Plc,
7.750%, 11/15/2011, 144A (c)                                        5,350,000            4,574,250
Pharma Service Intermediate Holding Corp.,
Zero Coupon Bond (Step to 11.500% on 4/1/09),
4/01/2014 (h)                                                      17,500,000           12,643,750
                                                                                      ------------
                                                                                        17,218,000
                                                                                      ------------

Pipelines - 0.8%
El Paso Corp.,
6.750%, 5/15/2009 (c)                                               8,350,000            8,350,000
El Paso Corp.,
7.000%, 5/15/2011 (c)                                               2,115,000            2,109,713
El Paso Corp.,
7.750%, 1/15/2032 (c)                                               1,500,000            1,462,500
El Paso Energy,
7.800%, 8/01/2031 (c)                                               1,000,000              972,500
Williams Cos., Inc.,
7.500%, 1/15/2031 (c)                                              13,985,000           15,138,762
                                                                                      ------------
                                                                                        28,033,475
                                                                                      ------------

Railroads - 0.2%
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                                   7,694,000            6,046,268
                                                                                      ------------

Real Estate Investment Trusts - 0.3%
Highwoods Realty LP,
7.500%, 4/15/2018                                                   5,640,000            6,315,982
Istar Financial, Inc., Series REGS,
5.700%, 3/01/2014 (c)                                               5,855,000            5,930,173
                                                                                      ------------
                                                                                        12,246,155
                                                                                      ------------

Restaurants - 0.1%
McDonald's Corp.,
3.627%, 10/10/2010                                       SGD        3,750,000            2,331,024
                                                                                      ------------

Retailers - 0.8%
Dillard's, Inc.,
6.625%, 1/15/2018                                        USD        1,920,000            1,824,000
Dillard's, Inc.,
7.000%, 12/01/2028 (c)                                              3,125,000            2,890,625
Dillard's, Inc.,
7.750%, 7/15/2026                                                   7,182,000            7,056,315
Dillard's, Inc.,
7.750%, 5/15/2027                                                   1,000,000              982,500
J.C. Penney Co., Inc.,
7.125%, 11/15/2023 (c)                                              3,386,000            3,673,810
Wal-Mart Stores, Inc.,
4.750%, 1/29/2013                                        GBP        4,945,000            8,919,827
Woolworth Corp.,
8.500%, 1/15/2022                                        USD        4,475,000            4,911,313
                                                                                      ------------
                                                                                        30,258,390
                                                                                      ------------


Sovereigns - 15.9%
Canadian Government,
4.250%, 9/01/2008                                        CAD       69,120,000           58,375,509
Canadian Government,
4.500%, 9/01/2007                                                 197,930,000          166,675,348
Canadian Government,
6.000%, 9/01/2005                                                 104,590,000           85,679,774
Canadian Government, Series WH31,
6.000%, 6/01/2008                                                  58,550,000           51,680,286
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                       MXN    1,363,400,000          124,444,734
PF Export Receivables Master Trust,
6.436%, 6/01/2015, 144A                                  USD        2,420,782            2,482,342
Republic of Argentina,
8.280%, 12/31/2033 (c)                                                346,969              319,211
Republic of Brazil,
8.250%, 1/20/2034 (c)                                              37,005,000           36,190,890
Republic of Brazil,
8.875%, 4/15/2024 (c)                                              32,625,000           33,930,000
Republic of Brazil,
10.125%, 5/15/2027 (c)                                              6,181,000            7,160,689
Republic of Peru,
4.500%, 3/07/2017 (i)                                               3,044,250            2,846,374
Republic of South Africa,
12.500%, 12/21/2006                                      ZAR        5,690,000              909,036
Republic of Uruguay,
7.500%, 3/15/2015 (c)                                    USD        4,356,000            4,268,880
Republic of Uruguay,
7.875%, 1/15/2033 (PIK)                                             5,061,432            4,605,903
SP Powerassets Ltd.,
3.730%, 10/22/2010                                       SGD        1,000,000              628,888
United Mexican States,
8.375%, 1/14/2011 (c)                                    USD        1,000,000            1,162,500
                                                                                      ------------
                                                                                       581,360,364
                                                                                      ------------

Sovereign Non-Callable - 1.6%
Government of Sweden, Series 1040,
6.500%, 5/05/2008                                        SEK      394,045,000           56,677,636
Government of Sweden, Series 1045,
5.250%, 3/15/2011                                                  10,000,000            1,464,723
                                                                                      ------------
                                                                                        58,142,359
                                                                                      ------------

Supranational - 5.0%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                              BRL      297,000,000           71,814,018
International Bank for Reconstruction & Development,
Zero Coupon Bond, 8/20/2007                              NZD      152,375,000           92,484,885
International Bank for Reconstruction & Development,
5.500%, 11/03/2008                                                  8,460,000            5,838,532
International Bank for Reconstruction & Development,
8.000%, 5/23/2007                                                  19,000,000           13,529,127
                                                                                      ------------
                                                                                       183,666,562
                                                                                      ------------

Technology - 4.3%
Amkor Technology, Inc.,
7.125%, 3/15/2011 (c)                                    USD        8,285,000            7,166,525
Amkor Technology, Inc.,
10.500%, 5/01/2009 (c)                                              1,075,000              927,188
Arrow Electronics, Inc.,
6.875%, 7/01/2013 (c)                                              17,380,000           19,107,850
Corning Glass,
8.875%, 3/15/2016                                                     825,000              985,202
Corning, Inc.,
5.900%, 3/15/2014 (c)                                               9,330,000            9,588,133
Corning, Inc.,
6.200%, 3/15/2016                                                   5,155,000            5,382,227
Corning, Inc.,
6.750%, 9/15/2013                                                  13,600,000           14,695,534
Corning, Inc.,
6.850%, 3/01/2029                                                   3,095,000            3,198,327

Hynix Semiconductor, Inc.,
9.875%, 7/01/2012, 144A                                             6,585,000            6,568,538
Lucent Technologies, Inc.,
6.450%, 3/15/2029 (c)                                              50,370,000           45,081,150
Lucent Technologies, Inc.,
6.500%, 1/15/2028                                                     500,000              443,750
Motorola, Inc.,
5.800%, 10/15/2008 (c)                                                450,000              469,795
Motorola, Inc.,
7.625%, 11/15/2010 (c)                                                600,000              686,535
Nortel Networks Corp.,
6.875%, 9/01/2023 (c)                                              10,182,000            9,520,170
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                                   1,900,000            1,900,000
Samsung Electronics Co. Ltd.,
7.700%, 10/01/2027, 144A                                            5,400,000            5,806,841
Xerox Capital Trust I,
8.000%, 2/01/2027 (c)                                              25,440,000           26,330,400
Xerox Corp.,
7.200%, 4/01/2016                                                     615,000              664,200
                                                                                      ------------
                                                                                       158,522,365
                                                                                      ------------

Textile - 0.1%
Kellwood Co.,
7.625%, 10/15/2017                                                  2,500,000            2,684,762
                                                                                      ------------

Tobacco - 0.3%
Altria Group, Inc.,
7.000%, 11/04/2013 (c)                                             11,000,000           12,310,089
                                                                                      ------------

Transportation Services - 2.9%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                  19,104,000           20,059,200
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                                   4,374,993            4,382,137
Atlas Air, Inc.,
9.057%, 7/02/2017                                                   9,260,147            8,737,782
Atlas Air, Inc.,
9.702%, 1/02/2008                                                     201,720              119,759
Atlas Air, Inc., Series 1999-1A,
6.880%, 7/02/2009                                                   1,635,456            1,576,058
Atlas Air, Inc., Series 1999-1B,
7.630%, 1/02/2015 (g)                                              14,583,603           12,200,197
Atlas Air, Inc., Series 1999-1C,
8.770%, 1/02/2011 (g)                                               1,268,544              689,403
Atlas Air, Inc., Series 2000-1, Class A,
8.707%, 1/02/2019                                                   2,414,081            2,509,799
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                                  17,619,465           17,701,924
Atlas Air, Inc., Series B,
7.680%, 1/02/2014 (g)                                              34,996,223           29,262,442
Bombardier, Inc.,
7.350%, 12/22/2026                                       CAD        5,185,000            3,605,884
Bombardier, Inc.,
7.450%, 5/01/2034, 144A (c)                              USD        1,330,000            1,130,500
Hertz Corp.,
6.350%, 6/15/2010                                                   2,110,000            2,017,880
Hertz Corp.,
6.900%, 8/15/2014                                                     470,000              436,951
                                                                                      ------------
                                                                                       104,429,916
                                                                                      ------------

Treasuries - 19.0%
U.S. Treasury Notes,
1.625%, 9/30/2005 (c)                                               2,325,000            2,316,191
U.S. Treasury Notes,
1.625%, 10/31/2005 (c)                                             35,000,000           34,811,315
U.S. Treasury Notes,
1.625%, 2/28/2006 (c)                                              75,000,000           74,112,300

U.S. Treasury Notes,
1.875%, 12/31/2005 (c)                                             16,850,000           16,722,968
U.S. Treasury Notes,
2.375%, 8/15/2006 (c)                                               2,500,000            2,467,383
U.S. Treasury Notes,
2.500%, 5/31/2006 (c)                                             202,600,000          200,724,329
U.S. Treasury Notes,
2.625%, 5/15/2008 (c)                                              99,465,000           96,655,909
U.S. Treasury Notes,
2.750%, 6/30/2006                                                  57,400,000           56,958,307
U.S. Treasury Notes,
2.750%, 7/31/2006 (c)                                             103,755,000          102,875,469
U.S. Treasury Notes,
3.000%, 2/15/2008 (c)                                             100,535,000           98,905,227
U.S. Treasury Notes,
6.500%, 10/15/2006 (c)                                              9,000,000            9,326,601
                                                                                      ------------
                                                                                       695,875,999
                                                                                      ------------

Wireless Telecommunication Services - 0.8%
Rogers Wireless, Inc.,
6.375%, 3/01/2014 (c)                                               1,895,000            1,928,163
Rogers Wireless, Inc.,
7.625%, 12/15/2011                                       CAD       28,500,000           24,963,334
                                                                                      ------------
                                                                                        26,891,497
                                                                                      ------------

Wirelines - 2.9%
Colt Telecom Group Plc,
7.625%, 12/15/2009                                       EUR        1,500,000            1,781,617
Philippine Long Distance Telephone Co.,
8.350%, 3/06/2017                                        USD       13,019,000           13,149,190
Philippine Long Distance Telephone Co.,
11.375%, 5/15/2012                                                    925,000            1,114,625
Qwest Capital Funding, Inc.,
6.375%, 7/15/2008                                                     919,000              898,323
Qwest Capital Funding, Inc.,
7.000%, 8/03/2009 (c)                                               4,995,000            4,882,613
Qwest Capital Funding, Inc.,
7.250%, 2/15/2011 (c)                                               1,820,000            1,742,650
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021                                                   5,170,000            4,562,525
Qwest Capital Funding, Inc.,
7.750%, 2/15/2031 (c)                                              14,185,000           12,234,562
Qwest Corp.,
7.250%, 9/15/2025 (c)                                               7,300,000            6,825,500
Qwest Capital Funding, Inc.,
6.500%, 11/15/2018                                                 17,425,000           14,288,500
Qwest Capital Funding, Inc.,
6.875%, 7/15/2028 (c)                                              57,225,000           45,350,812
                                                                                      ------------
                                                                                       106,830,917
                                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $3,142,178,767)                                                     3,350,793,041
                                                                                     -------------

CONVERTIBLE BONDS - 3.4%

Airlines - 0.1%
Continental Airlines, Inc.,
5.000%, 6/15/2023                                                   1,300,000            1,144,000
                                                                                      ------------

Independent/Energy - 0.1%
Devon Energy Corp.,
4.900%, 8/15/2008 (c)                                               1,400,000            1,573,250
Devon Energy Corp.,
4.950%, 8/15/2008 (c)                                               2,600,000            2,921,750
                                                                                      ------------
                                                                                         4,495,000
                                                                                      ------------

Media Cable - 0.2%
Rogers Communications, Inc.,
2.000%, 11/26/2005                                                  6,775,000            7,613,406
                                                                                      ------------

Media NonCable - 0.1%
Liberty Media Corp.,
3.500%, 1/15/2031 (c)                                               4,780,000            4,230,300
                                                                                      ------------

Pharmaceuticals - 1.9%
Chiron Corp.,
1.625%, 8/01/2033                                                  11,090,000           10,285,975
Elan Capital Corp.,
6.500%, 11/10/2008                                                  2,390,000            2,821,634
Enzon Pharmaceuticals, Inc.,
4.500%, 7/01/2008                                                   7,500,000            6,618,750
Epix Pharmaceuticals, Inc.,
3.000%, 6/15/2024                                                   5,622,000            4,399,215
IVAX Corp.,
4.500%, 5/15/2008                                                   2,875,000            2,867,813
Nektar Therapeutics,
3.500%, 10/17/2007                                                  3,865,000            3,599,281
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                                 11,262,000            9,741,630
Valeant Pharmaceuticals International,
3.000%, 8/16/2010                                                  10,000,000            8,562,500
Valeant Pharmaceuticals International,
4.000%, 11/15/2013 (c)                                              5,240,000            4,486,750
Vertex Pharmaceuticals, Inc.,
5.750%, 2/15/2011, 144A                                            12,778,000           15,748,885
                                                                                      ------------
                                                                                        69,132,433
                                                                                      ------------

Technology - 0.9%
Amkor Technology, Inc,
5.000%, 3/15/2007 (c)                                               6,120,000            5,293,800
Kulicke & Soffa Industries, Inc.,
0.500%, 11/30/2008                                                 10,820,000            7,993,275
Maxtor Corp.,
5.750%, 3/01/2012                                                   7,470,000            6,573,600
Nortel Networks Corp.,
4.250%, 9/01/2008                                                  11,510,000           10,733,075
Richardson Electric Ltd.,
7.750%, 12/15/2011, 144A                                              395,000              375,250
SCI Systems, Inc.,
3.000%, 3/15/2007                                                   1,750,000            1,645,000
                                                                                      ------------
                                                                                        32,614,000
                                                                                      ------------

Textile - 0.0%
Dixie Yarns, Inc.,
7.000%, 5/15/2012                                                     209,000              194,370
                                                                                      ------------

Transportation Services - 0.0%
Builders Transportation, Inc.,
8.000%, 8/15/2005 (g)                                               1,000,000                  100
Preston Corp.,
7.000%, 5/01/2011                                                     750,000              705,000
                                                                                      ------------
                                                                                           705,100
                                                                                      ------------

Wireless - 0.1%
Nextel Communications, Inc.,
5.250%, 1/15/2010                                                   3,505,000            3,518,144
                                                                                      ------------

Wirelines - 0.0%
Level 3 Communications, Inc.,
6.000%, 9/15/2009                                                     825,000              445,500
Level 3 Communications, Inc.,
6.000%, 3/15/2010                                                     520,000              270,400
                                                                                      ------------
                                                                                           715,900
                                                                                      ------------

TOTAL CONVERTIBLE BONDS
(Identified Cost $118,780,519)                                                         124,362,653
                                                                                      ------------

TOTAL BONDS AND NOTES
(Identified Cost $3,260,959,286)                                                     3,475,155,694
                                                                                     -------------

                                                                 Shares
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.3% of total net assets

Communications Equipment - 0.3%
Corning, Inc. (c)(f)                                                  630,490           10,478,744
                                                                                      ------------

TOTAL COMMON STOCKS
(Identified Cost $5,098,602)                                                            10,478,744
                                                                                      ------------

PREFERRED STOCKS - 2.5% of total net assets

NON-CONVERTIBLE PREFERRED STOCKS - 0.0%

Auto Components - 0.0%
Delphi Trust I, 8.250% (c)                                              1,400               26,138
                                                                                      ------------

Electric - 0.0%
Connecticut Light & Power Co., 1.900%                                   2,925              111,790
Entergy Arkansas, Inc., 4.320%                                            100                7,115
Entergy Louisiana, Inc., 4.160%                                         2,824              192,173
Entergy Mississippi, Inc., 4.360%                                       5,000              357,500
Entergy New Orleans, Inc., 4.360%                                         665               46,882
Entergy New Orleans, Inc., 4.750%                                         200               15,900
MDU Resources Group, Inc., 5.100%                                       2,515              251,500
Public Service Co., 4.000%                                                360               29,025
Southern California Edison Co., 4.780%                                 50,100            1,082,661
Xcel Energy, Inc., 3.600%                                               1,100               75,075
                                                                                      ------------
                                                                                         2,169,621
                                                                                      ------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $1,633,108)                                                             2,195,759
                                                                                      ------------

CONVERTIBLE PREFERRED STOCKS - 2.5%

Automotive - 0.1%
Cummins Capital Trust I, 7.000% (c)                                    58,500            4,680,000
                                                                                      ------------

Construction Machinery - 0.0%
United Rentals Trust, 6.500%, (c)                                      14,000              584,500
                                                                                      ------------

Consumer Products - 0.2%
Newell Financial Trust I, 5.250%                                      130,000            5,671,250
                                                                                      ------------

Electric Utilities - 0.3%
AES Trust III, 6.750%, (c)                                             47,325            2,285,798
CMS Energy Trust I, 7.750%                                            144,400            7,292,200
                                                                                      ------------
                                                                                         9,577,998
                                                                                      ------------

Insurance - 0.3%
Travelers Property Casualty, 4.500% (c)                               566,975           12,688,901
                                                                                      ------------

Lodging - 0.1%
Felcor Lodging, Series A (c)                                           47,675            1,164,700
Host Marriott Financial Trust, 7.750%                                  60,500            3,463,625
                                                                                      ------------
                                                                                         4,628,325
                                                                                      ------------

Packaging - 0.3%
Owens-Illinois, Inc., 4.750%                                          267,950           10,857,334
                                                                                      ------------

Pipelines - 0.1%
Williams Cos., Inc., (f)                                               25,000            2,275,000
                                                                                      ------------

Technology - 0.5%
Lucent Technologies Capital Trust, 7.750% (c)                          17,320           16,813,390
                                                                                      ------------

Wirelines - 0.6%
Philippine Long Distance Telephone Co., $3.50 GDS                     448,725           23,109,337
                                                                                      ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $75,300,928)                                                           90,886,035
                                                                                      ------------

TOTAL PREFERRED STOCKS
(Identified Cost $76,934,036)                                                           93,081,794
                                                                                      ------------

MUTUAL FUNDS - 0.5% of Total Net Assets

Bond Mutual Funds - 0.5%
CIM High Yield Securities Fund, Inc. (c)                              117,835              478,410
High Income Opportunity Fund, Inc.                                  1,522,250            9,833,735
Managed High Income Portfolio, Inc.                                   531,925            3,361,766
Morgan Stanley Emerging Markets Debt Fund, Inc.                       356,954            3,548,123
Senior High Income Portfolio, Inc. (c)                                 27,475              163,751
                                                                                      ------------
                                                                                        17,385,785
                                                                                      ------------

TOTAL MUTUAL FUNDS
(Identified Cost $16,734,332)                                                           17,385,785
                                                                                      ------------

                                                              Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS- 26.5% of Total Net Assets

Repurchase Agreement with State Street Corp.,
dated 6/30/05 at 1.400% to be repurchased at
$47,100,832 on 7/1/05 collateralized by
$47,770,000 U.S. Treasury Note, 3.625% due
04/30/07 with a value of $48,042,098 (d)                        $  47,099,000           47,099,000
                                                                                    --------------

                                                                 Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio (e)     922,914,432          922,914,432
                                                                                    --------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $970,013,432)                                                         970,013,432
                                                                                    --------------

TOTAL INVESTMENTS - 124.8%
(Identified Cost $4,329,739,688) (b)                                                 4,566,115,449
Other Assets Less Liabilities -- (24.8)%                                              (907,454,465)
                                                                                    --------------
TOTAL NET ASSETS -- 100%                                                            $3,658,660,984
                                                                                    ==============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $4,342,943,005 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                            $  255,345,401
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                  (32,172,957)
                                                                                    --------------
         Net unrealized appreciation                                                $  223,172,444
                                                                                    ==============

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $904,223,389 and $922,914,432, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)      Represents investments of securities lending collateral.

(f)      Non-income producing security.

(g)      Non-income producing security due to default or bankruptcy filing.

(h) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(i)      Variable Rate Security. The rate as of June 30, 2005 is disclosed.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these amounted to $344,166,895 or 9.41% of total net assets.

GDS Global Depository Shares is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading exchanges not located in the United States.

PIK      Denotes that all or a portion of the income is paid in kind.

Key to Abbreviations:
BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: Great British Pound;
MXN: Mexican Peso; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB: Thailand Bhat; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Fixed Income Fund

                                                                 Principal Amount       Value (a)
----------------------------------------------------------------------------------------------------
BOND AND NOTES - 84.8% of total net assets

NON-CONVERTIBLE BONDS - 82.4%

Airlines - 1.6%
American Airlines, Inc.,
6.978%, 4/01/2011                                        USD          598,890         $    618,711
American Airlines, Inc.,
7.324%, 4/15/2011                                                     250,000              221,457
American Airlines, Inc., Series
93A6,
8.040%, 9/16/2011                                                      56,974               48,420
Continental Airlines, Inc.,
6.703%, 12/15/2022                                                    604,931              590,585
Continental Airlines, Inc., Series
1997-4A,
6.900%, 1/02/2018                                                     202,765              201,638
Continental Airlines, Inc., Series
1998-1A,
6.648%, 9/15/2017                                                     911,691              899,634
Continental Airlines, Inc., Series
1999-1A,
6.545%, 2/02/2019                                                   1,688,702            1,690,529
Continental Airlines, Inc., Series
2000-2,
8.307%, 10/02/2019                                                    137,932              114,690
Continental Airlines, Inc., Series
2000-2,
7.707%, 10/02/2022                                                    400,702              401,071
Continental Airlines, Inc., Series
2001-1B,
7.373%, 6/15/2017                                                     219,357              183,086
US Airways,
6.850%, 1/30/2018                                                   1,836,121            1,840,209
                                                                                      ------------
                                                                                         6,810,030
                                                                                      ------------

Asset-Backed Securities - 0.2%
Community Program Loan Trust,
Series 1987-A, Class A5,
4.500%, 4/01/2029                                                     725,000              694,841
                                                                                      ------------

Automotive - 3.3%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                                   2,350,000            2,367,625
Delphi Automotive Systems Corp.,
7.125%, 5/01/2029 (c)                                               4,025,000            2,777,250
Ford Motor Co.,
6.375%, 2/01/2029                                                     725,000              558,991
Ford Motor Co.,
6.625%, 10/01/2028                                                  3,650,000            2,863,246
General Motors Acceptance Corp.,
4.100%, 7/16/2007                                                     500,000              482,486
General Motors Acceptance Corp.,
4.130%, 3/20/2007                                                   2,750,000            2,667,049
General Motors Acceptance Corp.,
5.625%, 5/15/2009 (c)                                               1,500,000            1,404,739
General Motors Acceptance Corp.,
6.375%, 12/07/2007                                       GBP          300,000              516,329
General Motors Acceptance Corp.,
6.875%, 8/28/2012 (c)                                    USD          200,000              183,084
General Motors Nova Finance,
8.875%, 7/10/2023                                        GBP          100,000              144,216
GMAC International Finance BV
8.000%, 3/14/2007                                        NZD          264,000              177,225
                                                                                      ------------
                                                                                        14,142,240
                                                                                      ------------

Banking - 5.1%
Barclays Financial LLC,
4.100%, 3/22/2010, 144A                                  THB      192,000,000            4,630,492
Barclays Financial LLC,
4.160%, 2/22/2010, 144A                                           175,000,000            4,233,632
CIT Group, Inc.,
5.500%, 12/01/2014                                       GBP        2,000,000            3,670,819
HSBC Bank USA,
3.310%, 8/25/2010, 144A                                  USD        5,000,000            5,028,000
J.P. Morgan Chase & Co.,
Zero Coupon Bond, 5/10/2010, 144A                        BRL       16,585,000            3,749,164
                                                                                      ------------
                                                                                        21,312,107
                                                                                      ------------

Brokerage - 0.2%
Morgan Stanley,
5.327%, 11/14/2013                                       GBP          500,000              918,257
                                                                                      ------------

Chemicals - 0.7%
Borden, Inc.,
7.875%, 2/15/2023                                        USD        2,625,000            2,100,000
Borden, Inc.,
9.200%, 3/15/2021                                                     750,000              690,000
                                                                                      ------------
                                                                                         2,790,000
                                                                                      ------------

Consumer Products - 0.3%
Bausch & Lomb, Inc.,
7.125%, 8/01/2028                                                   1,250,000            1,404,096
                                                                                      ------------

Electric - 3.8%
AES Corp.,
7.750%, 3/01/2014 (c)                                                 480,000              520,800
AES Corp.,
8.875%, 11/01/2027                                                  1,300,000            1,423,500
AES Corp.,
9.375%, 9/15/2010 (c)                                                 100,000              113,250
Calpine Canada Energy Finance,
8.500%, 5/01/2008 (c)                                                 665,000              478,800
Calpine Corp.,
7.750%, 4/15/2009 (c)                                                 250,000              170,000
Calpine Corp.,
7.875%, 4/01/2008 (c)                                                 550,000              385,000
Calpine Corp.,
8.500%, 2/15/2011 (c)                                               1,116,000              764,460
Calpine Corp.,
8.625%, 8/15/2010 (c)                                                 500,000              336,250
Calpine Corp.,
8.750%, 7/15/2013, 144A (c)                                            15,000               11,100
Empresa Nacional de Electricidad SA
(Endesa-Chile),
7.875%, 2/01/2027                                                   1,589,000            1,757,799
Empresa Nacional de Electricidad SA
(Endesa-Chile),
8.350%, 8/01/2013                                                     500,000              580,719
Enersis SA,
7.400%, 12/01/2016                                                  4,000,000            4,348,996
NGC Corporation Capital Trust I,
Series B
8.316%, 6/01/2027                                                      95,000               83,125
Power Receivables Finance LLC,
6.290%, 1/01/2012, 144A                                             1,382,966            1,436,791
Quezon Power Philippines Co.,
8.860%, 6/15/2017                                                   1,638,000            1,578,213
Tiverton Power Associates Ltd.,
9.000%, 7/15/2018, 144A                                               456,952              376,986
TXU Corp.,
5.550%, 11/15/2014, 144A                                              170,000              164,875
TXU Corp.,
6.550%, 11/15/2034, 144A                                            1,155,000            1,134,351
                                                                                      ------------
                                                                                        15,665,015
                                                                                      ------------

Foreign Agency - 0.6%
Pemex Project Funding Master Trust,
8.625%, 2/01/2022 (c)                                    USD          250,000              308,125
Pemex Project Funding Master Trust,
8.625%, 12/01/2023, 144A                                 USD        1,400,000            1,701,000
Pemex Project Funding Master Trust,
9.250%, 3/30/2018, 144A  (c)                                          400,000              516,000
                                                                                      ------------
                                                                                         2,525,125
                                                                                      ------------

Foreign Local Governments - 12.5%
Province of Alberta,
5.930%, 9/16/2016                                        CAD        1,197,208            1,087,077
Province of British Columbia,
Zero Coupon Bond, 8/23/2013                                        11,700,000            6,871,378
Province of British Columbia,
5.250%, 12/01/2006                                                  1,615,000            1,360,190
Province of British Columbia,
6.000%, 6/09/2008                                                   1,000,000              882,034

Province of British Columbia,
6.250%, 12/01/2009                                                  7,025,000            6,413,625
Province of Manitoba,
5.750%, 6/02/2008                                                  14,515,000           12,710,353
Province of Ontario,
3.500%, 9/08/2006                                                     940,000              772,212
Province of Ontario,
5.900%, 3/08/2006                                                  18,885,000           15,718,112
Province of Saskatchewan,
5.500%, 6/02/2008                                                   6,960,000            6,056,612
                                                                                      ------------
                                                                                        51,871,593
                                                                                      ------------

Government Agencies - 3.7%
Federal Home Loan Mortgage Corp.,                        USD
2.875%, 5/15/2007 (c)                                               1,000,000              983,409
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                        SGD        1,500,000              909,240
Federal Home Loan Mortgage Corp.,
5.000%, 12/01/2031                                       USD          262,724              263,337
Federal National Mortgage
Association,
Zero Coupon Bond, 10/29/2007                             NZD        5,950,000            3,565,019
Federal National Mortgage
Association,
2.290%, 2/19/2009                                        SGD       16,000,000            9,517,844
                                                                                      ------------
                                                                                        15,238,849
                                                                                      ------------

Healthcare - 2.0%
Columbia/HCA Healthcare Corp.,
7.050%, 12/01/2027                                       USD        2,750,000            2,759,295
Columbia/HCA Healthcare Corp.,
7.580%, 9/15/2025                                                   2,100,000            2,214,143
Columbia/HCA Healthcare Corp.,
7.690%, 6/15/2025                                                   1,000,000            1,071,376
HCA, Inc.,
6.250%, 2/15/2013                                                   1,000,000            1,022,113
HCA, Inc.,
7.500%, 11/06/2033                                                  1,000,000            1,075,536
                                                                                      ------------
                                                                                         8,142,463
                                                                                      ------------

Independent/Energy - 0.1%
Chesapeake Energy Corp.,
6.375%, 6/15/2015, 144A                                               150,000              153,750
Chesapeake Energy Corp.,
6.875%, 1/15/2016                                                     325,000              338,813
                                                                                      ------------
                                                                                           492,563
                                                                                      ------------

Integrated/Energy - 1.3%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                            4,650,000            4,254,750
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                             1,425,000            1,335,937
                                                                                      ------------
                                                                                         5,590,687
                                                                                      ------------

Life Insurance - 2.4%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                  SGD       17,000,000           10,101,572
                                                                                      ------------

Media Cable - 1.0%
Charter Communications Holdings
LLC,
9.625%, 11/15/2009 (c)                                              3,550,000            2,653,625
Charter Communications Holdings
LLC,
10.000%, 5/15/2011                                                    500,000              365,000
NTL Cable Plc,
9.750%, 4/15/2014                                        GBP          250,000              457,952
TCI Communications, Inc.,
7.875%, 2/15/2026                                        USD          550,000              686,919
                                                                                      ------------
                                                                                         4,163,496
                                                                                      ------------

Metals & Mining - 0.2%
AK Steel Corp.,
7.750%, 6/15/2012 (c)                                                 250,000              211,250
Murrin Murrin Holdings Property
Ltd.,
9.375%, 8/31/2007                                                     200,000                    0
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                     520,000              572,000
                                                                                      ------------
                                                                                           783,250
                                                                                      ------------

Natural Gas - 1.0%
Coastal Corp.,
6.375%, 2/01/2009 (c)                                               1,575,000            1,551,375
Coastal Corp.,
6.950%, 6/01/2028                                                     600,000              525,000
Coastal Corp.,
7.750%, 6/15/2010                                                     875,000              892,500
Dynegy Holdings, Inc.,
7.125%, 5/15/2018                                                     380,000              361,950
Dynegy Holdings, Inc.,
7.625%, 10/15/2026 (c)                                                810,000              771,525
                                                                                      ------------
                                                                                         4,102,350
                                                                                      ------------

Non-Captive Diversified - 0.5%
General Electric Capital Corp.,
6.125%, 5/17/2012                                        GBP        1,000,000            1,939,718
General Electric Capital Corp.,
Series EMTN,
1.725%, 6/27/2008                                        SGD          250,000              146,134
                                                                                      ------------
                                                                                         2,085,852
                                                                                      ------------

Oil Field Services - 0.4%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                  USD        1,472,000            1,529,040
                                                                                      ------------

Paper - 3.3%
Abitibi-Consolidated, Inc.,
7.500%, 4/01/2028 (c)                                                 500,000              433,750
Arcel Finance Ltd.,
7.048%, 9/01/2011, 144A                                             1,000,000            1,033,580
Georgia-Pacific Corp. (Timber
Group),
7.250%, 6/01/2028 (c)                                               2,000,000            2,140,000
Georgia-Pacific Group,
7.375%, 12/01/2025                                                  3,000,000            3,243,750
Georgia-Pacific Group,
7.750%, 11/15/2029                                                  5,515,000            6,197,481
International Paper Co.,
4.250%, 1/15/2009                                                     700,000              690,944
                                                                                      ------------
                                                                                        13,739,505
                                                                                      ------------

Pharmaceuticals - 0.4%
Elan Financial Plc,
7.750%, 11/15/2011, 144A (c)                                          720,000              615,600
Pharma Service Intermediate Holding
Corp., Zero Coupon Bond,  (step
to 11.500% on 4/1/2009), 4/01/2014, (g)                             1,500,000            1,083,750
                                                                                      ------------
                                                                                         1,699,350
                                                                                      ------------

Pipelines - 1.6%
El Paso Corp.
6.750%, 5/15/2009 (c)                                               2,150,000            2,150,000
El Paso Corp.,
7.000%, 5/15/2011 (c)                                               3,195,000            3,187,012
El Paso Energy,
7.800%, 8/01/2031 (c)                                                 250,000              243,125
Williams Cos., Inc.,
7.500%, 1/15/2031                                                   1,000,000            1,082,500
                                                                                      ------------
                                                                                         6,662,637
                                                                                      ------------

Railroads - 0.1%
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                                     500,000              392,921
                                                                                      ------------

Real Estate Investment Trusts - 0.8%
EOP Operating LP,
7.250%, 2/15/2018                                                   2,000,000            2,339,946
Highwoods Realty LP,
7.500%, 4/15/2018                                                     475,000              531,931
Spieker Properties, Inc.,
7.350%, 12/01/2017                                                    500,000              589,505
                                                                                      ------------
                                                                                         3,461,382
                                                                                      ------------

Restaurants - 0.1%
McDonald's Corp.,
3.627%, 10/10/2010                                       SGD        1,000,000              621,607
                                                                                      ------------

Retailers - 1.0%
Dillard's, Inc.,
7.750%, 7/15/2026                                        USD        1,025,000            1,007,063
J.C. Penney Co., Inc.,
7.125%, 11/15/2023                                                  1,045,000            1,133,825
Woolworth Corp.,
8.500%, 1/15/2022                                                   1,855,000            2,035,862
                                                                                      ------------
                                                                                         4,176,750
                                                                                      ------------

Sovereigns - 13.3%
Canadian Government,
4.500%, 9/01/2007                                        CAD       16,520,000           13,911,366
Canadian Government,
6.000%, 9/01/2005                                                   6,235,000            5,107,691
Canadian Government, Series WH31,
6.000%, 6/01/2008                                                     800,000              706,135
Government of Sweden, Series 1040,
6.500%, 5/05/2008                                        SEK        5,000,000              719,177
Government of Sweden, Series 1045,
5.250%, 3/15/2011                                                  10,000,000            1,464,723
Kingdom of Norway,
5.500%, 5/15/2009                                        NOK       20,000,000            3,358,069
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                       MXN      132,000,000           12,048,339
PF Export Receivables Master Trust,
6.436%, 6/01/2015, 144A                                  USD        2,017,318            2,068,619
Republic of Argentina,
8.280%, 12/31/2033 (c)                                                520,454              478,818
Republic of Brazil,
8.250%, 1/20/2034 (c)                                               7,370,000            7,207,860
Republic of Brazil,
10.125%, 5/15/2027 (c)                                              4,877,000            5,650,004
Republic of Brazil,
11.000%, 8/17/2040 (c)                                                575,000              691,725
Republic of South Africa,
12.500%, 12/21/2006                                      ZAR        3,020,000              482,476
Republic of Uruguay,
7.875%, 1/15/2033                                        USD        1,469,894            1,337,603
SP Powerassets Ltd.,
3.730%, 10/22/2010                                       SGD          250,000              157,222
                                                                                      ------------
                                                                                        55,389,827
                                                                                      ------------

Supranational - 4.9%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                              BRL       30,000,000            7,253,941
International Bank for
Reconstruction & Development,
Zero Coupon Bond, 8/20/2007                              NZD       20,850,000           12,655,028
International Bank for
Reconstruction & Development,
8.000%, 5/23/2007                                                   1,000,000              712,059
                                                                                      ------------
                                                                                        20,621,028
                                                                                      ------------

Technology - 2.8%
Amkor Technology, Inc.,
7.125%, 3/15/2011 (c)                                    USD          625,000              540,625
Arrow Electronics, Inc.,
6.875%, 7/01/2013                                                   3,500,000            3,847,956
Corning, Inc.,
6.200%, 3/15/2016                                                     250,000              261,020
Corning, Inc.,
6.850%, 3/01/2029                                                     250,000              258,346
Lucent Technologies, Inc.,
6.450%, 3/15/2029                                                   4,095,000            3,665,025
Lucent Technologies, Inc.,
6.500%, 1/15/2028                                                     200,000              177,500
Nortel Networks Corp.,
6.875%, 9/01/2023                                                     250,000              233,750
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                                     150,000              150,000
Samsung Electronics Co. Ltd.,
7.700%, 10/01/2027, 144A                                            1,158,000            1,245,245
Xerox Capital Trust I,
8.000%, 2/01/2027                                                   1,200,000            1,242,000
                                                                                      ------------
                                                                                        11,621,467
                                                                                      ------------

Textile - 0.6%
Kellwood Co.,
7.625%, 10/15/2017                                                  2,500,000            2,684,763
                                                                                      ------------

Transportation Services - 1.6%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                   2,500,000            2,625,000
Atlas Air, Inc.,
9.057%, 7/02/2017                                                     394,351              372,106
Atlas Air, Inc., Series 1999-1B,
7.630%, 1/02/2015                                                   1,326,184            1,109,445
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                                   1,445,573            1,452,338
Atlas Air, Inc., Series B,
7.680%, 1/02/2014                                                   1,500,291            1,254,483
                                                                                      ------------
                                                                                         6,813,372
                                                                                      ------------

Treasuries - 7.7%
U.S. Treasury Notes,
2.625%, 5/15/2008 (c)                                              17,405,000           16,913,448
U.S. Treasury Notes,
3.000%, 2/15/2008 (c)                                              15,345,000           15,096,242
                                                                                      ------------
                                                                                        32,009,690
                                                                                      ------------

Wirelines - 3.3%
Philippine Long Distance Telephone
Co.,
8.350%, 3/06/2017                                                   3,914,000            3,953,140
Qwest Capital Funding, Inc.,
7.000%, 8/03/2009 (c)                                                 850,000              830,875
Qwest Capital Funding, Inc.
7.250%, 2/15/2011                                                      25,000               23,938
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021 (c)                                                 350,000              308,875
Qwest Capital Funding, Inc.,
7.750%, 2/15/2031 (c)                                                 775,000              668,437
US West Capital Funding, Inc.,
6.500%, 11/15/2018                                                  2,575,000            2,111,500
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                                   7,200,000            5,706,000
                                                                                      ------------
                                                                                        13,602,765
                                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $314,138,928)                                                         343,860,490
                                                                                      ------------

CONVERTIBLE BONDS - 2.4%

Airlines - 0.2%
AMR Corp.
4.250%, 9/23/2023                                                     325,000              281,125
AMR Corp.
4.500%, 2/15/2024 (c)                                                 460,000              355,350
Continental Airlines, Inc.
5.000%, 6/15/2023                                                     100,000               88,000
                                                                                      ------------
                                                                                           724,475
                                                                                      ------------

Independent/Energy - 0.9%
Devon Energy Corp.,
4.900%, 8/15/2008                                                   1,300,000            1,460,875
Devon Energy Corp.,
4.950%, 8/15/2008                                                   1,900,000            2,135,125
                                                                                      ------------
                                                                                         3,596,000
                                                                                      ------------

Media Cable - 0.1%
Rogers Communications, Inc.,
2.000%, 11/26/2005                                                    145,000              162,944
                                                                                      ------------

Pharmaceuticals - 0.7%
Chiron Corp.,
1.625%, 8/01/2033                                                   1,175,000            1,089,812
Enzon Pharmaceuticals, Inc.,
4.500%, 7/01/2008                                                     580,000              511,850
IVAX Corp.,
4.500%, 5/15/2008                                                     105,000              104,738
Nektar Therapeutics
3.500%, 10/17/2007                                                    175,000              162,969
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                                    445,000              384,925
Valeant Pharmaceuticals
International,
3.000%, 8/16/2010                                                     885,000              757,781
Valeant Pharmaceuticals
International,
4.000%, 11/15/2013 (c)                                                 60,000               51,375
                                                                                      ------------
                                                                                         3,063,450
                                                                                      ------------

Technology - 0.5%
Amkor Technology, Inc.,
5.000%, 3/15/2007 (c)                                                 900,000              778,500
Kulicke & Soffa Industries, Inc.,
0.500%, 11/30/2008                                                    335,000              247,481
Maxtor Corp.,
5.750%, 3/01/2012                                                     287,000              252,560
Nortel Networks Corp.,
4.250%, 9/01/2008                                                     400,000              373,000
Richardson Electric Ltd.,
7.750%, 12/15/2011, 144A                                              263,000              249,850
SCI Systems, Inc.,
3.000%, 3/15/2007                                                     200,000              188,000
                                                                                      ------------
                                                                                         2,089,391
                                                                                      ------------

Textile - 0.0%
Dixie Yarns, Inc.,
7.000%, 5/15/2012                                                     108,000              100,440
                                                                                      ------------

Wirelines - 0.0%
Level 3 Communications, Inc.,
6.000%, 9/15/2009                                                     135,000               72,900
Level 3 Communications, Inc.,
6.000%, 3/15/2010                                                     100,000               52,000
                                                                                      ------------
                                                                                           124,900
                                                                                      ------------

TOTAL CONVERTIBLE BONDS
(Identified Cost $9,184,102)                                                             9,861,600
                                                                                      ------------

TOTAL BONDS AND NOTES
(Identified Cost $323,323,030)                                                         353,722,090
                                                                                      ------------

                                                                  Shares
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 0.9% of total net assets

Communications Equipment - 0.8%
Corning, Inc., (f)                                                    205,167            3,409,875
                                                                                      ------------

Oil & Gas - 0.1%
Pogo Producing Co., (c)                                                 8,652              449,212
                                                                                      ------------

TOTAL COMMON STOCKS
(Identified Cost $1,907,865)                                                             3,859,087
                                                                                      ------------

PREFERRED STOCKS - 2.1% of total net assets

NON-CONVERTIBLE PREFERRED STOCKS - 0.3%

Electric - 0.3%
Del Marva Power & Light Co., 4.000%                                       434               29,946
Entergy Louisiana, Inc., 4.440% (c)                                       830               60,009
Entergy New Orleans, Inc., 4.360%                                          90                6,345
Entergy New Orleans, Inc., 4.750%                                       2,876              228,642
MDU Resources Group, Inc., 5.100%                                         585               58,500
Public Service Electric & Gas Co.,
4.180%                                                                  1,950              157,950
Union Electric Co., 4.500%                                              6,500              530,725
Xcel Energy, Inc., 4.110%                                                 100                8,000
                                                                                      ------------
                                                                                         1,080,117
                                                                                      ------------

TOTAL NON CONVERTIBLE PREFERRED STOCKS
(Identified Cost $767,613)                                                               1,080,117
                                                                                      ------------

CONVERTIBLE PREFERRED STOCKS - 1.8%

Construction Machinery - 0.0%
United Rentals Trust, 6.500%                                            3,000              125,250
                                                                                      ------------

Consumer Products - 0.2%
Newell Financial Trust I, 5.250%                                       22,500              981,563
                                                                                      ------------

Electric Utilities - 0.1%
AES Trust III, 6.750% (c)                                               8,000              386,400
                                                                                      ------------

Insurance - 0.4%
Travelers Property Casualty, 4.500% (c)                                66,300            1,483,794
                                                                                      ------------

Lodging - 0.1%
Felcor Lodging, Series A                                                2,500               61,075
Host Marriott Financial Trust,
7.750%                                                                  5,000              286,250
                                                                                      ------------
                                                                                           347,325
                                                                                      ------------

Packaging - 0.1%
Owens-Illinois, Inc., 4.750%                                            9,250              374,810
                                                                                      ------------

Technology - 0.3%
Lucent Technologies Capital Trust,
7.750%                                                                  1,500            1,456,125
                                                                                      ------------

Wirelines - 0.6%
Philippine Long Distance Telephone
Co., $3.50, GDS                                                        47,750            2,459,125
                                                                                      ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $6,170,269)                                                             7,614,392
                                                                                      ------------

TOTAL PREFERRED STOCKS
(Identified Cost $6,937,882)                                                             8,694,509
                                                                                      ------------

                                                                Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 27.5% of total net assets
Repurchase Agreement with State Street Corp., dated 06/30/05 at 1.400% to be repurchased at $45,841,783 on 07/01/05
collateralized by $47,185,000 U.S. Treasury Note, 3.000% due
12/31/06 with a value of $46,757,410 (d)                        $  45,840,000           45,840,000
                                                                                      ------------

                                                                  Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime
Portfolio (e)                                                      68,664,781           68,664,781
                                                                                      ------------

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $114,504,781)                                                         114,504,781
                                                                                      ------------

TOTAL INVESTMENTS - 115.3%
(Identified Cost $446,673,558) (b)                                                     480,780,467
Other assets less liabilities -- (15.3)%                                               (63,856,554)
                                                                                      ------------
TOTAL NET ASSETS -- 100%                                                              $416,923,913
                                                                                      ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales, return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $448,235,648 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                              $ 37,058,369
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                   (4,513,550)
                                                                                      ------------
         Net unrealized appreciation                                                  $ 32,544,819
                                                                                      ============

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $67,276,372 and $68,664,781, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)      Represents investments of securities lending collateral.

(f)      Non-income producing security.

(g) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these amounted to $45,570,334 or 10.93% total of net assets.

GDS Global Depository Share is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations:
BRL: Brazilian Real; CAD; Canadian Dollar; GBP: Great British Pound MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD:
Singapore Dollar; THB: Thai Baht; USD: United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Global Bond Fund

                                                                 Principal Amount       Value (a)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 97.7% of total net assets

NON-CONVERTIBLE BONDS  - 97.7%

Australia - 2.4%
Queensland Treasury Corp.,
6.000%, 7/14/2009                                        AUD       25,080,000         $ 19,609,155
Queensland Treasury Corp.,
8.000%, 9/14/2007                                                   4,750,000            3,819,521
Telestra Corp. Ltd.,
7.250%, 11/15/2012                                                  6,850,000            5,566,645
                                                                                      ------------
                                                                                        28,995,321
                                                                                      ------------

Austria - 0.4%
Republic of Austria,
5.000%, 7/15/2012                                        EUR        3,360,000            4,612,448
                                                                                      ------------

Belgium - 2.1%
Kingdom of Belgium,
3.750%, 3/28/2009                                                  19,840,000           25,197,556
                                                                                      ------------

Brazil - 0.8%
Cia Brasileira de Bebidas,
8.750%, 9/15/2013 (c)                                    USD        2,500,000            2,890,625
Republic of Brazil C Bond,
8.000%, 4/15/2014                                                   3,657,280            3,739,569
Republic of Brazil,
8.750%, 2/04/2025                                                   2,800,000            2,884,000
                                                                                      ------------
                                                                                         9,514,194
                                                                                      ------------

Canada - 4.7%
Abitibi-Consolidated, Inc.,
7.750%, 6/15/2011 (c)                                               4,100,000            4,120,500
Avenor, Inc.,
10.850%, 11/30/2014                                      CAD        5,675,000            5,424,196
Canadian Government,
0.700%, 3/20/2006                                        JPY      656,000,000            5,940,914
Canadian Pacific Railway Ltd.,
4.900%, 6/15/2010, 144A                                  CAD        5,490,000            4,694,659
Ford Credit Canada,
7.250%, 12/07/2007                                       GBP          935,000            1,662,156
Government of Quebec,
5.625%, 6/21/2011                                        EUR        3,500,000            4,875,056
Province of Ontario,
5.700%, 12/01/2008                                       CAD       11,515,000           10,147,799
Province of Ontario,
6.250%, 12/03/2008                                       NZD        8,160,000            5,648,707
Province of Saskatchewan,
5.750%, 3/05/2029                                        CAD        5,595,000            5,275,475
Rogers Cable, Inc.,
5.500%, 3/15/2014                                        USD        1,125,000            1,060,312
Rogers Wireless, Inc.,
6.375%, 3/01/2014 (c)                                               1,855,000            1,887,463
Rogers Wireless, Inc.,
7.625%, 12/15/2011                                       CAD        3,410,000            2,986,841
Shaw Communications, Inc.,
7.500%, 11/20/2013                                                  3,875,000            3,457,284
                                                                                      ------------
                                                                                        57,181,362
                                                                                      ------------

Cayman Island - 0.8%
Arcel Finance Ltd.,
7.048%, 9/01/2011, 144A                                  USD        3,110,000            3,214,434
Enersis SA,
7.400%, 12/01/2016                                                    400,000              434,899
Hutchison Whampoa
International Ltd.,
7.450%, 11/24/2033, 144A                                            1,575,000            1,853,123
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                   3,465,000            3,811,500
                                                                                      ------------
                                                                                         9,313,956
                                                                                      ------------

Chile - 0.3%
Empresa Nacional de Electricidad SA
(Endesa-Chile),
7.875%, 2/01/2027                                                   2,900,000            3,208,067
Empresa Nacional de Electricidad SA
(Endesa-Chile),
8.350%, 8/01/2013                                                     450,000              522,647
                                                                                      ------------
                                                                                         3,730,714
                                                                                      ------------

Colombia - 0.7%
Bavaria S.A,
8.875%, 11/01/2010, 144A                                            4,755,000            5,237,633
Republic of Colombia,
8.125%, 5/21/2024 (c)                                               2,000,000            1,995,000
Republic of Columbia,
11.750%, 3/01/2010                                       COP    3,775,000,000            1,723,930
                                                                                      ------------
                                                                                         8,956,563
                                                                                      ------------

Denmark - 1.8%
Kingdom of Denmark,
6.000%, 11/15/2009                                       DKK       86,405,000           16,108,925
Kingdom of Denmark,
4.000%, 8/15/2008                                                  32,000,000            5,469,886
                                                                                      ------------
                                                                                        21,578,811
                                                                                      ------------

Finland - 1.2%
Republic of Finland,
5.000%, 7/04/2007                                        EUR       11,720,000           14,974,957
                                                                                      ------------

France - 0.6%
Casino Guichard-Perrachon SA,
4.750%, 7/21/2011                                                   5,660,000            7,113,334
                                                                                      ------------

Germany - 9.8%
Bundesobligation,
4.000%, 2/16/2007                                                  23,520,000           29,320,856
Hypothekenbank in Essen AG,
5.250%, 1/22/2008                                                   5,455,000            7,085,338
KFW,
2.500%, 10/11/2010                                                  9,925,000           11,941,872
Munchener Hypothekenbank eG,
5.000%, 1/16/2012                                                   8,435,000           11,503,290
Republic of Germany,
3.250%, 4/17/2009                                                  31,270,000           39,093,302
Republic of Germany,
5.000%, 1/04/2012                                                  15,100,000           20,681,373
                                                                                      ------------
                                                                                       119,626,031
                                                                                      ------------

Ireland - 4.1%
Depfa ACS Bank,
0.750%, 9/22/2008                                        JPY    2,090,000,000           19,207,777
Republic of Ireland,
4.600%, 4/18/2016                                        EUR       22,995,000           31,398,592
                                                                                      ------------
                                                                                        50,606,369
                                                                                      ------------

Italy - 4.1%
Republic of Italy,
0.375%, 10/10/2006                                       JPY    5,057,000,000           45,805,183
Republic of Italy,
3.800%, 3/27/2008                                                 399,000,000            3,952,993
                                                                                      ------------
                                                                                        49,758,176
                                                                                      ------------

Japan - 0.5%
Development Bank of Japan
2.875%, 12/20/2006                                                160,000,000            1,502,520
Japan Bank for International
Cooperation,
0.350%, 3/19/2008                                                 536,000,000            4,872,336
                                                                                      ------------
                                                                                         6,374,856
                                                                                      ------------

Korea - 0.1%
Hanarotelecom, Inc.,
7.000%, 2/01/2012, 144A                                  USD        1,560,000            1,548,269
                                                                                      ------------

Luxembourg - 0.4%
Telecom Italia Capital,
4.950%, 9/30/2014, 144A                                             5,040,000            4,990,331
                                                                                      ------------

Malaysia - 1.0%
HSBC Bank USA,
3.310%, 8/25/2010, 144A                                            11,760,000           11,825,856
                                                                                      ------------

Mexico - 2.3%
America Movil SA de CV,
4.125%, 3/01/2009 (c)                                               3,385,000            3,314,639
Government of Mexico,
6.750%, 6/06/2006                                        JPY      924,000,000            8,820,038
Innova S de RL,
9.375%, 9/19/2013 (c)                                    USD        4,265,000            4,808,787
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                       MXN       68,500,000            6,252,358
United Mexican States,
4.250%, 6/16/2015                                        EUR        3,025,000            3,630,594
United Mexican States,
8.375%, 1/14/2011 (c)                                    USD          750,000              871,875
                                                                                      ------------
                                                                                        27,698,291
                                                                                      ------------

Netherlands - 2.6%
Deutsche Telekom AG,
5.250%, 5/20/2008                                        EUR        1,675,000            2,175,764
Diageo Capital BV,
3.875%, 1/06/2009                                                   1,545,000            1,948,391
Kingdom of Netherlands,
5.500%, 1/15/2028                                                  16,545,000           25,718,997
RWE Finance BV,
6.125%, 10/26/2012                                                  1,410,000            2,034,605
                                                                                      ------------
                                                                                        31,877,757
                                                                                      ------------

Poland - 0.9%
Republic of Poland, Series 2BR,
1.020%, 6/09/2009                                        JPY    1,200,000,000           11,059,609
                                                                                      ------------

Portugal - 0.2%
Republic of Portugal,
3.500%, 4/24/2008                                                 300,000,000            2,946,625
                                                                                      ------------

Singapore - 4.0%
Government of Singapore,
3.625%, 7/01/2011                                        SGD       18,075,000           11,486,303
Government of Singapore,
4.625%, 7/01/2010                                                  52,425,000           34,526,265
Singapore Telecommunications Ltd.,
6.000%, 11/21/2011                                       EUR        1,395,000            1,959,277
SP Powerassets Ltd.,
3.730%, 10/22/2010                                       SGD        2,340,000            1,471,599
                                                                                      ------------
                                                                                        49,443,444
                                                                                      ------------

South Africa - 0.1%
Republic of South Africa,
5.250%, 5/16/2013                                        EUR          800,000            1,061,608
                                                                                      ------------

Spain - 3.7%
Government of Spain,
3.600%, 1/31/2009                                                  22,300,000           28,153,144
Kingdom of Spain,
3.100%, 9/20/2006                                        JPY    1,780,000,000           16,648,787
                                                                                      ------------
                                                                                        44,801,931
                                                                                      ------------

Supranational - 2.0%
European Investment Bank,
2.125%, 9/20/2007                                                 740,000,000            6,978,095
European Investment Bank,
3.000%, 9/20/2006                                               1,110,000,000           10,360,017
Inter-American Development
Bank, Zero Coupon
Bond, 5/11/2009                                          BRL       27,100,000            6,552,727
Nordic Investment Bank,
5.250%, 4/20/2006                                        SEK        6,000,000              788,576
                                                                                      ------------
                                                                                        24,679,415
                                                                                      ------------

Sweden - 4.0%
Government of Sweden, Series 1040,
6.500%, 5/05/2008                                                 170,845,000           24,573,566
Government of Sweden, Series 1045,
5.250%, 3/15/2011                                                 133,000,000           19,480,812
Stena AB,
7.000%, 12/01/2016                                       USD        2,610,000            2,420,775
Stena AB,
7.500%, 11/01/2013                                                  2,855,000            2,812,175
                                                                                      ------------
                                                                                        49,287,328
                                                                                      ------------

United Kingdom - 7.1%
MBNA Europe Funding Plc,
6.500%, 3/27/2007                                        EUR        3,725,000            4,805,739
NGG Finance Plc,
6.125%, 8/23/2011                                                   1,325,000            1,862,943
Pearson Plc,
6.125%, 2/01/2007                                                     640,000              817,809
Permanent Finance Plc,
5.100%, 6/10/2009                                                   3,431,000            4,368,198
Scottish Power UK Plc, Series EMTN,
6.625%, 1/14/2010                                        GBP        1,860,000            3,590,474
Standard Chartered Bank,
6.750%, 4/27/2009                                                     800,000            1,535,566
United Kingdom Treasury,
5.000%, 3/07/2012                                                  20,575,000           38,743,696
United Kingdom Treasury,
5.000%, 3/07/2025                                                  11,080,000           21,934,883
United Kingdom Treasury,
6.250%, 11/25/2010                                                  3,400,000            6,736,074
WPP Group Plc,
6.000%, 6/18/2008                                        EUR        1,465,000            1,939,082
                                                                                      ------------
                                                                                        86,334,464
                                                                                      ------------

United States - 34.9%
Agco Corp.,
6.875%, 4/15/2014                                                   3,115,000            3,963,425
American Standard, Inc.,
7.125%, 6/01/2006                                                     325,000              408,608
American Standard, Inc.,
8.250%, 6/01/2009                                        GBP          325,000              637,551
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                  SGD       16,300,000            9,685,624
Barclays Financial LLC,
4.100%, 3/22/2010, 144A                                  THB      179,000,000            4,316,970
Barclays Financial LLC,
4.160%, 2/22/2010, 144A                                           179,000,000            4,330,401
Carolina Power & Light Co.,
5.150%, 4/01/2015 (c)                                    USD        4,150,000            4,296,229
CIT Group, Inc.,
5.500%, 12/01/2014                                       GBP        2,785,000            5,111,615
Citi Credit Card Issuance Trust,
5.375%, 4/10/2013                                        EUR        4,068,000            5,560,879
Corning, Inc.,
5.900%, 3/15/2014                                        USD        1,675,000            1,721,342
Corning, Inc.,
6.200%, 3/15/2016                                                   3,110,000            3,247,086
Corning, Inc.,
6.750%, 9/15/2013                                                     400,000              432,222
Couche-Tard US/Finance,
7.500%, 12/15/2013 (c)                                              3,685,000            3,869,250
Daimlerchrysler Auto Trust,
Series 2005-A, Class A4,
3.740%, 2/08/2010                                                   9,300,000            9,233,027
Daimlerchrysler NA Holding,
4.875%, 6/15/2010                                                   3,240,000            3,225,102
Del Monte Corp.,
6.750%, 2/15/2015, 144A                                             4,390,000            4,477,800
Enterprise Products Operating LP,
4.950%, 6/01/2010                                                   2,925,000            2,938,759
EOP Operating LP,
4.650%, 10/01/2010                                                  8,135,000            8,115,647
Equistar Chemicals LP,
6.500%, 2/15/2006                                                   2,590,000            2,609,425
Federal Farm Credit Bank,
2.125%, 7/17/2006                                                  10,000,000            9,831,610
Federal Farm Credit Bank,
3.375%, 7/15/2008                                                  16,120,000           15,878,345
Federal Farm Credit Bank,
4.125%, 4/15/2009 (c)                                               9,185,000            9,243,279
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                        SGD        4,500,000            2,727,721
Federal National Mortgage
Association,
1.750%, 3/26/2008                                               3,970,000,000           37,344,815
Federal National Mortgage
Association,
2.125%, 10/09/2007                                       JPY      360,000,000            3,393,460
Federal National Mortgage
Association,
2.290%, 2/19/2009                                        SGD       15,500,000            9,220,412
Fisher Scientific
International Inc.
6.125%, 7/01/2015, 144A                                             5,000,000            5,006,250
Ford Motor Credit Co.,
5.700%, 1/15/2010 (c)                                    USD          825,000              760,931
General Electric Capital
Corp., Series EMTN,
1.400%, 11/02/2006,                                      JPY      713,000,000            6,544,869
General Electric Capital
Corp., Series EMTN,
1.725%, 6/27/2008                                        SGD        2,250,000            1,315,206
HCA, Inc.,
5.250%, 11/06/2008                                                  3,040,000            3,036,279
HCA, Inc.,
7.500%, 11/06/2033                                       USD        3,015,000            3,242,741

Honda Auto Receivables Owner Trust, Series
2005-1, Class A4,
3.820%, 5/21/2010                                                   8,850,000            8,791,274
John Deere Capital Corp.,
3.900%, 1/15/2008 (c)                                               2,535,000            2,519,123
J.P. Morgan Chase & Co.,
Zero Coupon Bond, 5/10/2010, 144A                        BRL       27,000,000            6,103,553
KfW International Finance, Inc.
1.750%, 3/23/2010                                        JPY      667,000,000            6,416,505
KfW International Finance, Inc.,
2.050%, 9/21/2009                                               2,633,000,000           25,508,829
Lear Corp.,
8.125%, 4/01/2008                                        EUR        2,504,000            3,178,441
Lehman Brothers Holdings, Inc.,
4.000%, 1/22/2008 (c)                                               2,175,000            2,167,224
Lubrizol Corp.,
4.625%, 10/01/2009 (c)                                   USD        5,295,000            5,295,662
Lucent Technologies, Inc.,
6.450%, 3/15/2029                                                   3,350,000            2,998,250
McDonald's Corp.,
3.627%, 10/10/2010                                       SGD          500,000              310,803
MGM Mirage,
6.000%, 10/01/2009 (c)                                   USD        5,900,000            5,929,500
Morgan Stanley,
5.375%, 11/14/2013                                       GBP        1,960,000            3,599,569
News America Holdings, Inc.,
8.625%, 2/07/2014                                        AUD        1,240,000            1,012,779
Pemex Project Funding Master Trust,
7.875%, 2/01/2009                                        USD        5,600,000            6,118,000
Phillips-Van Heusen Corp.,
7.250%, 2/15/2011 (c)                                               4,595,000            4,824,750
Pioneer Natural Resources Co.,
6.500%, 1/15/2008                                                   1,841,000            1,909,320
Premcor Refining Group, Inc.,
6.750%, 2/01/2011                                                   4,450,000            4,806,000
Qwest Capital Funding, Inc.,
7.250%, 2/15/2011 (c)                                               1,035,000              991,013
Qwest Corp.,
7.875%, 9/01/2011                                                   2,340,000            2,439,450
Russell Corp.,
9.250%, 5/01/2010 (c)                                               3,790,000            3,998,450
Simon Propertyy Group LP ,
4.875%, 3/18/2010 (c)                                               5,770,000            5,871,183
Smithfield Foods, Inc.,
7.000%, 8/01/2011 (c)                                               4,990,000            5,251,975
U.S. Treasury Notes,
1.875%, 12/31/2005                                                  9,000,000            8,932,149
U.S. Treasury Notes,
2.500%, 10/31/2006 (c)                                             28,285,000           27,882,816
U.S. Treasury Notes,
2.625%, 11/15/2006 (c)                                              8,600,000            8,486,790
U.S. Treasury Notes,
4.000%, 2/15/2015 (c)                                               8,395,000            8,424,844
U.S. Treasury Notes,
5.750%, 8/15/2010 (c)                                              36,565,000           39,962,985
U.S. Treasury Notes,
6.875%, 5/15/2006 (c)                                              21,880,000           22,507,343
Union Pacific Corp.,
3.875%, 2/15/2009 (c)                                               2,175,000            2,140,766
Williams Cos., Inc.,
7.875%, 9/01/2021 (c)                                               2,705,000            3,076,938
Xerox Corp.,
6.875%, 8/15/2011                                                   4,460,000            4,727,600
XTO Energy, Inc.,
5.300%, 6/30/2015 (c)                                               3,145,000            3,205,180
                                                                                      ------------
                                                                                       425,115,944
                                                                                      ------------

Venezuela - 0.1%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                            1,310,000            1,198,650
                                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $1,196,146,073)                                                     1,191,404,170
                                                                                     -------------

TOTAL BONDS AND NOTES
(Identified Cost $1,196,146,073)                                                     1,191,404,170
                                                                                     -------------

                                                              Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.8% of total net assets
Repurchase Agreement with State Street Corp.,
dated 06/30/05 at 1.400% to be repurchased
at $9,183,357 on 07/01/05 collateralized by
$9,315,000 U.S. Treasury Note, 3.625%
due 04/30/07 with a value of $9,368,058 (d)                     $   9,183,000            9,183,000
                                                                                   ---------------

                                                                   Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio (e)     146,451,110          146,451,110
                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $155,634,110)                                                         155,634,110
                                                                                   ---------------

TOTAL INVESTMENTS - 110.5%
(Identified Cost $1,351,780,183) (b)                                                 1,347,038,280
Other assets less liabilities -- (10.5)%                                              (128,055,601)
                                                                                   ---------------
TOTAL NET ASSETS -- 100%                                                           $ 1,218,982,679
                                                                                   ===============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $1,358,036,025 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                             $  14,989,897
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                  (25,987,642)
                                                                                     -------------
         Net unrealized depreciation                                                 $ (10,997,745)
                                                                                     =============

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $143,500,510 and $146,451,110, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)      Represents investments of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $68,483,553 or
         5.62 % of total net assets.

Key to Abbreviations: AUD: Australian Dollar; BRL: Brazilian Real; CAD: Canadian Dollar; COP: Colombian Peso; DKK: Danish Krone; EUR: Euro; GBP: Great British Pound; JPY: Japanese Yen; MXN: Mexican Peso; NZD: New Zealand Dollar; SEK:
Swedish Krona; SGD: Singapore Dollar; THB; Thailand Bhat; USD: United States Dollar

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles High Income Opportunities Fund

                                                                 Principal Amount        Value (a)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 93.3% of total net assets

NON-CONVERTIBLE BONDS - 90.4%

Airlines - 3.1%
American Airlines, Inc., Series 93A6,
8.040%, 9/16/2011                                                  $  185,165           $  157,365
Continental Airlines, Inc., Series 1997-4B,
6.900%, 1/02/2017                                                      73,411               59,790
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                                      53,544               53,602
Continental Airlines, Inc., Series 2001-1B,
7.373%, 12/15/2015                                                     36,559               30,514
Northwest Airlines Corp., Series 992 B,
7.950%, 3/01/2015                                                      26,198               19,536
                                                                                        ----------
                                                                                           320,807
                                                                                        ----------

Automotive - 5.4%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028                                                     150,000              151,125
Dana Corp.,
5.850%, 1/15/2015                                                      10,000                8,800
Dana Corp.,
7.000%, 3/15/2028                                                      25,000               21,884
Dana Corp.,
7.000%, 3/01/2029                                                      40,000               34,944
Delphi Automotive Systems Corp.,
7.125%, 5/01/2029                                                     105,000               72,450
Ford Motor Co.,
6.375%, 2/01/2029                                                      35,000               26,986
General Motors Acceptance Corp.,
4.130%, 3/20/2007 (e)                                                 185,000              179,420
Goodyear Tire & Rubber Co.,
7.000%, 3/15/2028                                                      20,000               15,600
Navistar International Corp.,
7.500%, 6/15/2011                                                      40,000               40,800
Tenneco Automotive, Inc.,
8.625%, 11/15/2014                                                     10,000               10,050
                                                                                        ----------
                                                                                           562,059
                                                                                        ----------

Building Materials - 0.7%
Texas Industries, Inc.,
7.250%, 7/15/2013, 144A                                                70,000               71,750
                                                                                        ----------

Chemicals - 2.6%
Borden, Inc.,
7.875%, 2/15/2023                                                      65,000               52,000
Borden, Inc.,
8.375%, 4/15/2016                                                     175,000              162,750
Hercules, Inc.,
6.500%, 6/30/2029                                                      30,000               23,100
Nalco Finance Holdings LLC,
Zero Coupon Bond (step to 9.00% on 2/01/09), 2/01/2014 (d)             43,000               31,766
                                                                                        ----------
                                                                                           269,616
                                                                                        ----------

Construction Machinery - 1.9%
Case Credit Corp.,
6.750%, 10/21/2007                                                 $  100,000             $ 97,500
Great Lakes Dredge & Dock Corp.,
7.750%, 12/15/2013                                                     35,000               26,513
United Rentals North America, Inc.,
7.000%, 2/15/2014                                                      75,000               71,437
                                                                                        ----------
                                                                                           195,450
                                                                                        ----------

Consumer Cyclical Services - 1.1%
Alderwoods Group, Inc.,
7.750%, 9/15/2012, 144A                                                25,000               26,531
Service Corp. International,
7.000%, 6/15/2017, 144A                                                85,000               87,338
                                                                                        ----------
                                                                                           113,869
                                                                                        ----------

Consumer Non-Cyclical Services - 0.6%
Jostens IH Corp.,
7.625%, 10/01/2012                                                     25,000               24,688
Sanmina-SCI Corp.,
6.750%, 3/01/2013, 144A                                                40,000               38,200
                                                                                        ----------
                                                                                            62,888
                                                                                        ----------

Electric - 11.1%
AES Corp.,
7.750%, 3/01/2014                                                     160,000              173,600
AES Corp.,
8.875%, 11/01/2027                                                    120,000              131,400
Allegheny Energy Supply Co. LLC,
7.800%, 3/15/2011                                                      40,000               43,600
Calpine Corp.,
8.500%, 2/15/2011                                                     187,000              128,095
Calpine Corp.,
8.750%, 7/15/2013, 144A                                                50,000               37,000
Edison Mission Energy,
7.730%, 6/15/2009                                                     210,000              221,288
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                                      45,000               49,780
Enersis SA,
7.375%, 1/15/2014                                                      50,000               53,967
Enersis SA,
7.400%, 12/01/2016                                                    175,000              190,269
TECO Energy, Inc.,
7.200%, 5/01/2011                                                     125,000              135,625
                                                                                        ----------
                                                                                         1,164,624
                                                                                        ----------

Food - 0.2%
Friendly Ice Cream Corp.,
8.375%, 6/15/2012                                                      25,000               24,250
                                                                                        ----------

Healthcare - 0.5%
HCA, Inc.,
5.500%, 12/01/2009                                                     50,000               50,148
                                                                                        ----------

Home Construction - 2.0%
Hovnanian K Enterprises, Inc.,
6.375%, 12/15/2014                                                     90,000               89,550
Hovnanian K Enterprises, Inc.,
6.500%, 1/15/2014                                                     115,000              115,862
                                                                                        ----------
                                                                                           205,412
                                                                                        ----------

Independent/Energy - 2.9%
Astoria Depositor Corp.,
8.144%, 5/01/2021, 144A                                            $   75,000           $   74,062
Chesapeake Energy Corp.,
6.375%, 6/15/2015, 144A                                                50,000               51,250
Chesapeake Energy Corp.,
6.875%, 1/15/2016                                                     150,000              156,375
Swift Energy Co.,
7.625%, 7/15/2011                                                      20,000               20,800
                                                                                        ----------
                                                                                           302,487
                                                                                        ----------

Integrated/Energy - 1.5%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                               70,000               64,050
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                                95,000               89,063
                                                                                        ----------
                                                                                           153,113
                                                                                        ----------

Lodging - 0.4%
La Quinta Properties, Inc.,
7.000%, 8/15/2012                                                      35,000               36,181
                                                                                        ----------

Media Cable - 3.9%
Charter Communications Holdings LLC,
9.625%, 11/15/2009                                                    145,000              108,387
CSC Holdings, Inc.,
6.750%, 4/15/2012, 144A                                               215,000              202,100
PanAmSat Corp.,
6.875%, 1/15/2028                                                      25,000               23,531
Rogers Cable, Inc.,
5.500%, 3/15/2014                                                      75,000               70,688
                                                                                        ----------
                                                                                           404,706
                                                                                        ----------

Media NonCable - 0.3%
Dex Media, Inc.,
8.000%, 11/15/2013                                                     30,000               31,875
                                                                                        ----------

Metals & Mining - 5.1%
AK Steel Corp.,
7.750%, 6/15/2012                                                     150,000              126,750
Glencore Funding LLC,
6.000%, 4/15/2014, 144A                                               155,000              148,629
International Steel Group, Inc.,
6.500%, 4/15/2014                                                      75,000               72,000
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                     175,000              192,500
                                                                                        ----------
                                                                                           539,879
                                                                                        ----------

Natural Gas - 3.0%
Coastal Corp.,
6.375%, 2/01/2009                                                     190,000              187,150
Coastal Corp.,
6.500%, 6/01/2008                                                      50,000               49,625
Coastal Corp.,
6.950%, 6/01/2028                                                      95,000               83,125
                                                                                        ----------
                                                                                           319,900
                                                                                        ----------

Oil Field Services - 1.5%
North America Energy Partners, Inc.,
8.750%, 12/01/2011                                                     25,000               21,500
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                                40,000               41,550
Pride International, Inc.,
7.375%, 7/15/2014                                                      85,000               93,287
                                                                                        ----------
                                                                                           156,337
                                                                                        ----------

Packaging - 1.5%
Owens Illinois, Inc.,
7.500%, 5/15/2010                                                  $   80,000           $   84,000
Owens-Illinois, Inc.,
7.800%, 5/15/2018                                                      55,000               57,750
Solo Cup Co.,
8.500%, 2/15/2014                                                      20,000               18,700
                                                                                        ----------
                                                                                           160,450
                                                                                        ----------

Paper - 5.7%
Abitibi-Consolidated, Inc.,
6.000%, 6/20/2013                                                      75,000               69,000
Abitibi-Consolidated, Inc.,
7.500%, 4/01/2028                                                     145,000              125,787
Boise Cascade LLC,
6.016%, 10/15/2012, 144A (e)                                           20,000               20,200
Bowater, Inc.,
6.500%, 6/15/2013                                                     155,000              153,063
Georgia-Pacific Group,
7.375%, 12/01/2025                                                    210,000              227,062
                                                                                        ----------
                                                                                           595,112
                                                                                        ----------

Pharmaceuticals - 1.3%
Elan Financial Plc,
7.750%, 11/15/2011, 144A                                               50,000               42,750
Pharma Service Intermediate Holding Corp.,
Zero Coupon Bond, 4/01/2014 (Step to 11.500% on 4/1/2009)(d)          125,000               90,313
                                                                                        ----------
                                                                                           133,063
                                                                                        ----------

Pipelines - 3.3%
Williams Cos., Inc.,
7.500%, 1/15/2031                                                     235,000              254,387
Williams Cos., Inc.,
7.750%, 6/15/2031                                                      85,000               93,713
                                                                                        ----------
                                                                                           348,100
                                                                                        ----------

Real Estate Investment Trusts - 1.7%
Host Marriott LP, Series M,
7.000%, 8/15/2012                                                     175,000              181,563
                                                                                        ----------

Retailers - 2.0%
Dillard's, Inc.,
6.625%, 1/15/2018                                                     155,000              147,250
Dillard's, Inc.,
7.130%, 8/01/2018                                                      25,000               24,375
Rite Aid Corp.,
6.875%, 12/15/2028                                                     50,000               38,750
                                                                                        ----------
                                                                                           210,375
                                                                                        ----------

Sovereigns - 2.5%
Republic of Brazil,
8.250%, 1/20/2034                                                     165,000              161,370
Republic of Colombia,
8.125%, 5/21/2024                                                     100,000               99,750
                                                                                        ----------
                                                                                           261,120
                                                                                        ----------

Supermarkets - 0.4%
Couche-Tard US/Finance,
7.500%, 12/15/2013                                                     40,000               42,000
                                                                                        ----------

Technology - 12.6%
Amkor Technology, Inc.,
7.750%, 5/15/2013                                                      40,000               34,400
Amkor Technology, Inc.,
10.500%, 5/01/2009                                                     25,000               21,563
Corning, Inc.,
5.900%, 3/15/2014                                                     305,000              313,438
Hynix Semiconductor, Inc.,
9.875%, 7/01/2012, 144A                                                50,000               49,875
Lucent Technologies, Inc.,
6.450%, 3/15/2029                                                     385,000              344,575
Nortel Networks Corp.,
6.875%, 9/01/2023                                                     100,000               93,500
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                                     160,000              160,000
Unisys Corp,
6.875%, 3/15/2010                                                      10,000                9,825
Xerox Capital Trust I,
8.000%, 2/01/2027                                                     280,000              289,800
                                                                                        ----------
                                                                                         1,316,976
                                                                                        ----------

Textile - 0.2%
INVISTA,
9.250%, 5/01/2012, 144A                                            $   20,000           $   21,850
                                                                                        ----------

Transportation Services - 1.8%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                      25,000               26,250
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                                      20,213               20,247
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                                      41,302               41,495
Atlas Air, Inc., Series B,
7.680%, 1/02/2014                                                      34,292               28,674
Hertz Corp.,
6.350%, 6/15/2010                                                      25,000               23,909
Hertz Corp.,
6.900%, 8/15/2014                                                       5,000                4,648
Stena AB,
7.500%, 11/01/2013                                                     45,000               44,325
                                                                                        ----------
                                                                                           189,548
                                                                                        ----------

Wireless Telecommunication Services - 3.7%
American Tower Corp.,
7.125%, 10/15/2012                                                     45,000               47,588
Citizens Communications Co.,
7.000%, 11/01/2025                                                     15,000               13,050
Citizens Communications Co.,
9.000%, 8/15/2031                                                      20,000               20,500
MCI, Inc.,
8.735%, 5/01/2014                                                      45,000               50,456
Rogers Wireless, Inc.,
6.375%, 3/01/2014                                                     205,000              208,587
Rogers Wireless, Inc.,
7.250%, 12/15/2012                                                     50,000               54,000
                                                                                        ----------
                                                                                           394,181
                                                                                        ----------

Wirelines - 5.9%
Hanarotelecom, Inc.,
7.000%, 2/01/2012, 144A                                                95,000               94,286
Philippine Long Distance Telephone Co.,
8.350%, 3/06/2017                                                     150,000              151,500
Qwest Capital Funding, Inc.,
6.375%, 7/15/2008                                                      25,000               24,438
Qwest Capital Funding, Inc.,
7.000%, 8/03/2009                                                     135,000              131,962
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021                                                     140,000              123,550
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                                     115,000               91,137
                                                                                        ----------
                                                                                           616,873
                                                                                        ----------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $9,024,787)                                                            $9,456,562
                                                                                        ----------

CONVERTIBLE BONDS - 2.9%

Electronic Components - 0.1%
Sanmina-SCI Corp.,
Zero Coupon Bond, 9/12/2020                                        $   20,000           $   10,900
                                                                                        ----------

Pharmaceuticals - 1.5%
EPIX Pharmaceuticals, Inc.,
3.000%, 6/15/2024                                                      10,000                7,825
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                                     40,000               34,600
Valeant Pharmaceuticals International,
3.000%, 8/16/2010                                                      50,000               42,813
Valeant Pharmaceuticals International,
4.000%, 11/15/2013                                                     85,000               72,781
                                                                                        ----------
                                                                                           158,019
                                                                                        ----------

Technology - 1.2%
Amkor Technology, Inc.,
5.000%, 3/15/2007                                                      65,000               56,225
Kulicke & Soffa Industries, Inc.,
0.500%, 11/30/2008                                                     50,000               36,937
Maxtor Corp.,
5.750%, 3/01/2012                                                      25,000               22,000
SCI Systems, Inc.,
3.000%, 3/15/2007                                                      15,000               14,100
                                                                                        ----------
                                                                                           129,262
                                                                                        ----------

Wirelines - 0.1%
Level 3 Communications, Inc.,
6.000%, 9/15/2009                                                      10,000                5,400
Level 3 Communications, Inc.,
6.000%, 3/15/2010                                                      10,000                5,200
                                                                                        ----------
                                                                                            10,600
                                                                                        ----------

TOTAL CONVERTIBLE BONDS
(Identified Cost $332,368)                                                                 308,781
                                                                                        ----------

TOTAL BONDS AND NOTES
(Identified Cost $9,357,155)                                                             9,765,343
                                                                                        ----------

                                                                      Shares
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.7% of Total Net Assets

CONVERTIBLE PREFERRED STOCKS - 0.7%

Wirelines - 0.7%
Philippine Long Distance Telephone Co., $3.50 GDS                       1,500               77,250
                                                                                        ----------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $70,313)                                                                   77,250
                                                                                        ----------

TOTAL PREFERRED STOCKS
(Identified Cost $70,313)                                                                   77,250
                                                                                        ----------

                                                                Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT - 5.5% of total net assets

Repurchase Agreement with State Street Corp., dated
6/30/05 at 1.400% to be repurchased at $570,022 on
7/01/05 collaterized by $580,000 U.S. Treasury Note,
3.625% due 4/30/07 with a value of $583,304 (c)                    $  570,000              570,000

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $570,000)                                                             $   570,000

TOTAL INVESTMENTS - 99.5%
(Identified Cost $9,997,468) (b)                                                        10,412,593
Other assets less liabilities -- 0.5%                                                       52,704
                                                                                       -----------
TOTAL NET ASSETS -- 100%                                                               $10,465,297
                                                                                       ===========

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $9,997,919 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                                $  546,928
         Aggregate gross unrealized depreciation for all investments in which
         there is an excess tax cost over value                                           (132,254)
                                                                                        ----------
         Net unrealized appreciation                                                    $  414,674
                                                                                        ==========

(c) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(d) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(e)      Variable Rate Security. The rate as of June 30, 2005 is disclosed.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these amounted to $1,160,484 or 11.09% of total net assets.

GDS Global Depository Shares is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading exchanges not located in the United States.

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Inflation Protection Securities Fund

                                                                 Principal Amount        Value (a)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 97.9% of total net assets

Automotive - 1.6%
DaimlerChrysler NA Holding Corp.,
6.500%, 11/15/2013                                                     75,000           $   81,166
Dana Corp.,
6.500%, 3/01/2009                                                      80,000               78,510
                                                                                        ----------
                                                                                           159,676
                                                                                        ----------

Food & Beverage - 1.0%
Dean Foods Co.,
6.900%, 10/15/2017                                                     75,000               78,375
Smithfield Foods, Inc., Series B,
7.750%, 5/15/2013                                                      25,000               27,250
                                                                                        ----------
                                                                                           105,625
                                                                                        ----------

Gaming - 0.8%
MGM MIRAGE,
5.875%, 2/27/2014                                                      80,000               77,700
                                                                                        ----------

Healthcare - 0.8%
HCA, Inc.,
6.300%, 10/01/2012                                                     75,000               76,986
                                                                                        ----------

Independent/Energy - 1.0%
XTO Energy, Inc.,
5.300%, 6/30/2015                                                      95,000               96,818
                                                                                        ----------

Paper - 0.8%
Georgia-Pacific Corp.,
7.700%, 6/15/2015                                                      70,000               79,800
                                                                                        ----------

Real Estate Investment Trusts - 0.8%
iStar Financial, Inc.,
5.150%, 3/01/2012                                                      80,000               79,067
                                                                                        ----------

Treasury Inflation Protected Securities - 90.1%
U.S Treasury Bonds,
2.375%, 1/15/2025                                                     794,756              869,977
U.S. Treasury Bonds,
3.375%, 4/15/2032                                                   1,298,867            1,766,916
U.S. Treasury Notes,
0.875%, 4/15/2010                                                     313,229              305,496
U.S. Treasury Notes,
1.625%, 1/15/2015                                                     290,389              289,334
U.S. Treasury Notes,
1.875%, 7/15/2013                                                     587,912              600,473
U.S. Treasury Notes,
2.000%, 1/15/2014                                                     668,617              688,702

U.S. Treasury Notes,
2.000%, 7/15/2014                                                     541,879              558,368
U.S. Treasury Notes,
3.000%, 7/15/2012                                                     714,166              784,411
U.S. Treasury Notes,
3.375%, 1/15/2012                                                     197,226              220,238
U.S. Treasury Notes,
3.500%, 1/15/2011                                                     335,355              371,681
U.S. Treasury Notes,
3.625%, 1/15/2008                                                   1,493,307            1,580,164
U.S. Treasury Notes,
3.875%, 1/15/2009                                                     486,391              529,236
U.S. Treasury Notes,
4.250%, 1/15/2010                                                     341,135              383,883
                                                                                        ----------
                                                                                         8,948,879
                                                                                        ----------

Wireless Telecommunication Services - 0.8%
Rogers Wireless, Inc.,
6.375%, 3/01/2014                                                      75,000               76,312
                                                                                        ----------

Wirelines - 0.2%
Qwest Corp.,
7.250%, 9/15/2025                                                      25,000               23,375
                                                                                        ----------

TOTAL BONDS AND NOTES
(Identified Cost $9,660,109)                                                             9,724,238
                                                                                        ----------

TOTAL INVESTMENTS - 97.9%
(Identified Cost $9,660,109) (b)                                                         9,724,238
Other assets less liabilities -- 2.1%                                                      207,227
                                                                                        ----------
TOTAL NET ASSETS -- 100%                                                                $9,931,465
                                                                                        ==========

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $9,708,832 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                                $  118,500
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                     (103,093)
                                                                                        ----------
         Net unrealized appreciation                                                    $   15,407
                                                                                        ==========

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Institutional High Income Fund

                                                                 Principal Amount       Value (a)
----------------------------------------------------------------------------------------------------
BONDS AND NOTES - 86.7% of total net assets

NON-CONVERTIBLE BONDS - 79.4%

Airlines - 1.7%
American Airlines, Inc.,
6.978%, 4/01/2011                                     USD             104,806         $    108,275
American Airlines, Inc., Series 93A6,
8.040%, 9/16/2011                                                      56,974               48,420
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                                     352,244              347,586
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                                     308,909              309,243
Continental Airlines, Inc., Series 2000-2,
7.707%, 10/02/2022                                                    480,842              481,285
Continental Airlines, Inc., Series 2000-2,
8.307%, 10/02/2019                                                    200,001              166,301
Continental Airlines, Inc., Series 2001-1B,
7.373%, 12/15/2015                                                     47,527               39,669
Northwest Airlines Corp., Series 992 B,
7.950%, 3/01/2015                                                     218,318              162,799
                                                                                      ------------
                                                                                         1,663,578
                                                                                      ------------

Automotive - 2.4%
Cummins Engine Co., Inc.,
7.125%, 3/01/2028 (c)                                                 350,000              352,625
Dana Corp.,
5.850%, 1/15/2015                                                      10,000                8,800
Dana Corp.,
7.000%, 3/01/2029 (c)                                                  55,000               48,048
Delphi Automotive Systems Corp.,
7.125%, 5/01/2029 (c)                                               1,060,000              731,400
GMAC Canada Ltd.,
6.625%, 12/17/2010                                    GBP              25,000               40,465
GMAC,
7.500%, 12/01/2006                                    NZD             250,000              165,467
GMAC International Finance BV,
8.000%, 3/14/2007                                                   1,250,000              839,132
Goodyear Tire & Rubber Co.,
7.000%, 3/15/2028                                     USD             180,000              140,400
                                                                                      ------------
                                                                                         2,326,337
                                                                                      ------------

Banking - 3.5%
Barclays Financial LLC,
4.100%, 3/22/2010, 144A                               THB          52,000,000            1,254,092
Barclays Financial LLC,
4.160%, 2/22/2010, 144A                                            50,000,000            1,209,609
HSBC Bank USA,
3.310%, 8/25/2010, 144A                               USD             500,000              502,800
J.P. Morgan Chase & Co.,
Zero Coupon Bond, 5/10/2010, 144A                     BRL           2,200,000              497,326
                                                                                      ------------
                                                                                         3,463,827
                                                                                      ------------

Chemicals - 4.7%
Borden, Inc.,
7.875%, 2/15/2023                                     USD             999,000              799,200
Borden, Inc.,
9.200%, 3/15/2021                                                   2,231,000            2,052,520
IMC Global, Inc.,
7.300%, 1/15/2028 (c)                                               1,405,000            1,355,825
IMC Global, Inc.,
7.375%, 8/01/2018                                                     400,000              400,000
                                                                                      ------------
                                                                                         4,607,545
                                                                                      ------------

Construction Machinery - 0.5%
Great Lakes Dredge & Dock Corp.,
7.750%, 12/15/2013 (c)                                                200,000              151,500
United Rentals North America, Inc.,
7.000%, 2/15/2014 (c)                                                 395,000              376,238
                                                                                      ------------
                                                                                           527,738
                                                                                      ------------

Electric - 6.1%
AES Corp.,
7.750%, 3/01/2014 (c)                                               1,185,000            1,285,725
AES Corp.,
8.375%, 3/01/2011                                     GBP             405,000              725,558
AES Corp.,
8.875%, 11/01/2027                                    USD             700,000              766,500
Calpine Canada Energy Finance,
8.500%, 5/01/2008 (c)                                                 415,000              298,800
Calpine Canada Energy Finance,
8.750%, 10/15/2007                                    CAD             510,000              311,660
Calpine Corp.,
7.625%, 4/15/2006 (c)                                 USD              65,000               60,937
Calpine Corp.,
7.750%, 4/15/2009 (c)                                                 355,000              241,400
Calpine Corp.,
7.875%, 4/01/2008 (c)                                                 350,000              245,000
Calpine Corp.,
8.500%, 2/15/2011 (c)                                               1,260,000              863,100
Calpine Corp.,
8.625%, 8/15/2010 (c)                                                 200,000              134,500
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                                     225,000              248,902
NGC Corp. Capital Trust I, Series B,
8.316%, 6/01/2027                                                      25,000               21,875
Quezon Power Philippines Co.,
8.860%, 6/15/2017                                                     450,000              433,575
TXU Corp.,
5.550%, 11/15/2014, 144A                                               45,000               43,643
TXU Corp.,
6.550%, 11/15/2034, 144A                                              300,000              294,637
                                                                                      ------------
                                                                                         5,975,812
                                                                                      ------------

Food - 0.2%
Friendly Ice Cream Corp.,
8.375%, 6/15/2012 (c)                                                 200,000              194,000
                                                                                      ------------

Government Agencies - 1.4%
Federal Home Loan Mortgage Corp.,
3.220%, 6/20/2007                                     SGD             250,000              151,540
Federal National Mortgage Association,
2.290%, 2/19/2009                                                   2,000,000            1,189,731
                                                                                      ------------
                                                                                         1,341,271
                                                                                      ------------

Independent/Energy - 0.5%
Astoria Depositor Corp.,
8.144%, 5/01/2021, 144A                               USD             525,000              518,438
                                                                                      ------------

Integrated/Energy - 2.7%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                            1,450,000            1,326,750
Petrozuata Finance, Inc.,
8.220%, 4/01/2017, 144A                                             1,435,000            1,345,313
                                                                                      ------------
                                                                                         2,672,063
                                                                                      ------------

Life Insurance - 2.2%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                               SGD           3,700,000            2,198,577
                                                                                      ------------

Media Cable - 2.6%
Charter Communications Holdings LLC,
9.625%, 11/15/2009 (c)                                USD           1,000,000              747,500
Charter Communications Holdings LLC,
10.000%, 4/01/2009 (c)                                                100,000               77,250
Charter Communications Holdings LLC,
10.000%, 5/15/2011                                                    800,000              584,000
NTL Cable Plc,
9.750%, 4/15/2014                                     GBP             650,000            1,190,677
                                                                                      ------------
                                                                                         2,599,427
                                                                                      ------------

Metals & Mining - 1.2%
AK Steel Corp.,
7.750%, 6/15/2012 (c)                                 USD             800,000              676,000
Murrin Murrin Holdings Property Ltd.,
9.375%, 8/31/2007 (g)                                                 825,000                    0
Vale Overseas Ltd.,
8.250%, 1/17/2034                                                     500,000              550,000
                                                                                      ------------
                                                                                         1,226,000
                                                                                      ------------

Natural Gas - 1.2%
Coastal Corp.,
6.375%, 2/01/2009 (c)                                                 570,000              561,450
Coastal Corp.,
7.750%, 6/15/2010                                                     300,000              306,000
Dynegy Holdings, Inc.,
7.125%, 5/15/2018                                                     100,000               95,250
Dynegy Holdings, Inc.,
7.625%, 10/15/2026 (c)                                                220,000              209,550
                                                                                      ------------
                                                                                         1,172,250
                                                                                      ------------

Non-Captive Diversified - 0.5%
General Electric Capital Corp., Series EMTN,
1.725%, 6/27/2008                                     SGD             750,000              438,402
                                                                                      ------------

Oil Field Services - 0.6%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                               USD             600,000              623,250
                                                                                      ------------

Packaging - 0.9%
Owens-Illinois, Inc.,
7.800%, 5/15/2018 (c)                                 USD             650,000              682,500
Solo Cup Co.,
8.500%, 2/15/2014 (c)                                                 250,000              233,750
                                                                                      ------------
                                                                                           916,250
                                                                                      ------------

Paper - 1.6%
Abitibi-Consolidated, Inc.,
5.250%, 6/20/2008 (c)                                                 200,000              192,000
Abitibi-Consolidated, Inc.,
6.000%, 6/20/2013 (c)                                                 250,000              230,000
Georgia-Pacific Corp. (Timber Group),
7.250%, 6/01/2028 (c)                                                 925,000              989,750
Pope & Talbot, Inc.,
8.375%, 6/01/2013                                                     200,000              198,000
                                                                                      ------------
                                                                                         1,609,750
                                                                                      ------------

Pharmaceuticals - 0.5%
Elan Financial Plc,
7.750%, 11/15/2011, 144A (c)                                          100,000               85,500
Pharma Service Intermediate Holding Corp.,
Zero Coupon Bond (Step to 11.500% on 4/1/2009),
4/01/2014 (h)                                                         500,000              361,250
                                                                                      ------------
                                                                                           446,750
                                                                                      ------------

Pipelines - 5.8%
El Paso Corp.,
6.750%, 5/15/2009                                                     465,000              465,000
El Paso Corp.,
7.000%, 5/15/2011 (c)                                                 690,000              688,275
El Paso Corp.,
7.800%, 8/01/2031 (c)                                                 500,000              486,250
Williams Cos., Inc.,
7.500%, 1/15/2031                                                   3,725,000            4,032,312
                                                                                      ------------
                                                                                         5,671,837
                                                                                      ------------

Railroads - 0.4%
Missouri Pacific Railroad Co.,
4.750%, 1/01/2020                                                      30,000               26,065
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                                     314,000              246,755
TFM SA de CV,
12.500%, 6/15/2012 (c)                                                125,000              146,250
                                                                                      ------------
                                                                                           419,070
                                                                                      ------------

Restaurants - 0.5%
McDonald's Corp.,
3.627%, 10/10/2010                                    SGD             750,000              466,205
                                                                                      ------------

Retailers - 4.0%
Dillard's, Inc.,
6.625%, 1/15/2018 (c)                                 USD             500,000              475,000
Dillard's, Inc.,
7.000%, 12/01/2028                                                    350,000              323,750
Dillard's, Inc.,
7.130%, 8/01/2018                                                     500,000              487,500
Dillard's, Inc.,
7.750%, 7/15/2026                                                   1,500,000            1,473,750
Saks, Inc.,
7.375%, 2/15/2019                                                     170,000              170,000
Woolworth Corp.,
8.500%, 1/15/2022                                                     910,000              998,725
                                                                                      ------------
                                                                                         3,928,725
                                                                                      ------------

Sovereigns - 10.2%
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                    MXN          36,500,000            3,331,548
Republic of Argentina,
8.280%, 12/31/2033 (c)                                USD             242,878              223,448
Republic of Brazil,
8.250%, 1/20/2034 (c)                                               2,525,000            2,469,450
Republic of Brazil,
10.125%, 5/15/2027 (c)                                                675,000              781,987
Republic of Brazil,
10.250%, 6/17/2013                                                    700,000              820,750
Republic of Peru,
4.500%, 3/07/2017 (i)                                                 272,250              254,554
Republic of South Africa,
12.500%, 12/21/2006                                   ZAR             455,000               72,691
Republic of Uruguay,
7.500%, 3/15/2015                                     USD           1,133,000            1,110,340
Republic of Uruguay,
7.875%, 1/15/2033 (j)                                               1,031,579              938,737
                                                                                      ------------
                                                                                        10,003,505
                                                                                      ------------

Supranational - 2.7%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                           BRL          11,000,000            2,659,778
                                                                                      ------------

Technology - 9.3%
Amkor Technology, Inc.,
7.125%, 3/15/2011 (c)                                 USD             250,000              216,250
Amkor Technology, Inc.,
7.750%, 5/15/2013 (c)                                                 775,000              666,500
Corning, Inc.,
5.900%, 3/15/2014 (c)                                                 250,000              256,917
Corning, Inc.,
6.200%, 3/15/2016                                                     400,000              417,631

Corning, Inc.,
6.850%, 3/01/2029                                                     701,000              724,403
Hynix Semiconductor, Inc.,
9.875%, 7/01/2012, 144A                                               250,000              249,375
Lucent Technologies, Inc.,
6.450%, 3/15/2029 (c)                                               3,415,000            3,056,425
Nortel Networks Corp.,
6.875%, 9/01/2023                                                   1,000,000              935,000
Northern Telecom Capital Corp.,
7.875%, 6/15/2026                                                   1,975,000            1,975,000
Xerox Corp.,
7.200%, 4/01/2016 (c)                                                 640,000              691,200
                                                                                      ------------
                                                                                         9,188,701
                                                                                      ------------

Transportation Services - 6.4%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                   2,485,000            2,609,250
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                                     889,391              890,843
Atlas Air, Inc., Series 2000-1,
9.702%, 1/02/2008                                                      40,344               23,952
Atlas Air, Inc., Series 1999-1B,
7.630%, 1/02/2015                                                     397,855              332,833
Atlas Air, Inc., Series 1999-1C,
8.770%, 1/02/2011                                                     149,828               81,426
Atlas Air, Inc., Series A,
7.380%, 1/02/2018                                                     421,281              423,253
Atlas Air, Inc., Series B,
7.680%, 1/02/2014                                                   1,564,590            1,308,247
Bombardier, Inc.,
7.350%, 12/22/2026                                    CAD             600,000              417,267
Bombardier, Inc.,
7.450%, 5/01/2034, 144A (c)                           USD             250,000              212,500
                                                                                      ------------
                                                                                         6,299,571
                                                                                      ------------

Wirelines - 5.1%
AT&T Corp.,
6.500%, 3/15/2029 (c)                                                 127,000              132,834
Philippine Long Distance Telephone Co.,
8.350%, 3/06/2017                                                   1,100,000            1,111,000
Qwest Capital Funding, Inc.,
7.000%, 8/03/2009 (c)                                                 400,000              391,000
Qwest Capital Funding, Inc.,
7.250%, 2/15/2011                                                     400,000              383,000
Qwest Capital Funding, Inc.,
7.625%, 8/03/2021 (c)                                                 200,000              176,500
Qwest Capital Funding, Inc.,
7.750%, 2/15/2031 (c)                                               1,400,000            1,207,500
Qwest Communications International, Inc., Series B,
7.250%, 11/01/2008                                                     25,000               23,938
Qwest Corp.,
7.250%, 10/15/2035                                                    225,000              199,687
US West Capital Funding, Inc.,
6.500%, 11/15/2018                                                    894,000              733,080
US West Capital Funding, Inc.,
6.875%, 7/15/2028                                                     775,000              614,187
                                                                                      ------------
                                                                                         4,972,726
                                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $68,976,547)                                                           78,131,383
                                                                                      ------------

CONVERTIBLE BONDS - 7.3%

Airlines - 0.1%
Continental Airlines, Inc.,
5.000%, 6/15/2023                                                     100,000               88,000
                                                                                      ------------

Pharmaceuticals - 3.9%
Enzon Pharmaceuticals, Inc.,
4.500%, 7/01/2008                                                     275,000              242,687
EPIX Pharmaceuticals, Inc.,
3.000%, 6/15/2024                                                     130,000              101,725

IVAX Corp.,
4.500%, 5/15/2008                                                      55,000               54,863
Nektar Therapeutics,
3.500%, 10/17/2007                                                    940,000              875,375
Regeneron Pharmaceuticals, Inc.,
5.500%, 10/17/2008                                                    795,000              687,675
Valeant Pharmaceuticals International,
3.000%, 8/16/2010                                                     455,000              389,594
Valeant Pharmaceuticals International,
4.000%, 11/15/2013 (c)                                                 50,000               42,812
Vertex Pharmaceuticals, Inc.,
5.750%, 2/15/2011, 144A                                             1,200,000            1,479,000
                                                                                      ------------
                                                                                         3,873,731
                                                                                      ------------

Technology - 3.2%
Amkor Technology, Inc.,
5.000%, 3/15/2007 (c)                                                 805,000              696,325
Kulicke & Soffa Industries, Inc.,
0.500%, 11/30/2008                                                    595,000              439,556
Maxtor Corp.,
5.750%, 3/01/2012                                                   1,655,000            1,456,400
Nortel Networks Corp.,
4.250%, 9/01/2008                                                     425,000              396,313
Richardson Electronics Ltd.,
7.750%, 12/15/2011, 144A                                              132,000              125,400
                                                                                      ------------
                                                                                         3,113,994
                                                                                      ------------

Textile - 0.0%
Dixie Yarns, Inc.,
7.000%, 5/15/2012                                                      29,000               26,970
                                                                                      ------------

Transportation Services - 0.0%
Builders Transportation, Inc.,
8.000%, 8/15/2005 (g)                                                  75,000                    7
                                                                                      ------------

Wirelines - 0.1%
Level 3 Communications, Inc.,
6.000%, 9/15/2009                                                     110,000               59,400
Level 3 Communications, Inc.,
6.000%, 3/15/2010                                                     100,000               52,000
                                                                                      ------------
                                                                                           111,400
                                                                                      ------------

TOTAL CONVERTIBLE BONDS
(Identified Cost $6,637,682)                                                             7,214,102
                                                                                      ------------

TOTAL BONDS AND NOTES
(Identified Cost $75,614,229)                                                           85,345,485
                                                                                      ------------

                                                                      Shares
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 2.4% of total net assets

Communications Equipment - 1.2%
Corning, Inc. (f)                                                      69,766            1,159,511
                                                                                      ------------

Metals & Mining - 0.2%
Companhia Vale do Rio Doce, ADR (c)                                     5,450              159,576
                                                                                      ------------

Oil & Gas - 0.2%
Pogo Producing Co. (c)                                                  4,148              215,364
                                                                                      ------------

Real Estate - 0.8%
Associated Estates Realty Corp. (c)                                    50,200              463,346
Developers Diversified Realty Corp.                                     7,125              327,465
                                                                                      ------------
                                                                                           790,811
                                                                                      ------------

TOTAL COMMON STOCKS
(Identified Cost $1,533,260)                                                             2,325,262
                                                                                      ------------

PREFERRED STOCKS - 9.2% of total net assets

NON-CONVERTIBLE PREFERRED STOCKS - 0.0%

Auto Components - 0.0%
Delphi Trust I, 8.250% (c)                                              2,000               37,340
                                                                                      ------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $37,740)                                                                   37,340
                                                                                      ------------

CONVERTIBLE PREFERRED STOCKS - 9.2%

Automotive - 2.4%
Cummins Capital Trust I, 7.000% (c)                                    29,500            2,360,000
                                                                                      ------------

Construction Machinery - 0.3%
United Rentals Trust, 6.500% (c)                                        7,000              292,250
                                                                                      ------------

Electric Utilities - 0.7%
AES Trust III, 6.750% (c)                                              12,000              579,600
CMS Energy Trust I, 7.750%                                              3,450              174,225
                                                                                      ------------
                                                                                           753,825
                                                                                      ------------

Lodging - 0.4%
Felcor Lodging Trust, Inc., Series A (c)                                1,100               26,873
Host Marriott Financial Trust, 7.750%                                   6,000              343,500
                                                                                      ------------
                                                                                           370,373
                                                                                      ------------

Packaging - 1.2%
Owens-Illinois, Inc., 4.750%                                           28,675            1,161,911
                                                                                      ------------

Technology - 1.0%
Lucent Technologies Capital Trust, 7.750%                               1,000              970,750
                                                                                      ------------

Wirelines - 3.2%
Philippine Long Distance Telephone Co., $3.50 GDS                      61,950            3,190,425
                                                                                      ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $6,000,178)                                                             9,099,534
                                                                                      ------------

TOTAL PREFERRED STOCKS
(Identified Cost $6,037,918)                                                             9,136,874
                                                                                      ------------

                                                                Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 26.5% of total net assets
Repurchase Agreement with State Street Corp., dated 06/30/05      $   635,000              635,000
at 1.400% to be repurchased at $635,025 on 07/01/05
collateralized by $645,000 U.S. Treasury Note,
3.625% due 04/30/07 with a value of $648,674 (d)

State Street Navigator Securities Lending Prime Portfolio (e)      25,458,694           25,458,694

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $26,093,694)                                                           26,093,694

TOTAL INVESTMENTS - 124.8%
(Identified Cost $109,279,101) (b)                                                     122,901,315
Other assets less liabilities -- (24.8)%                                               (24,437,369)
                                                                                      ------------
TOTAL NET ASSETS -- 100%                                                              $ 98,463,946
                                                                                      ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to return of capital included in dividends received from the Fund's investments in REIT's and interest adjustments on defaulted bonds. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $109,188,114 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                              $ 14,860,453
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                   (1,147,252)
                                                                                      ------------
         Net unrealized appreciation                                                  $ 13,713,201
                                                                                      ============

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $24,932,260 and $25,458,694, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)      Represents investments of securities lending collateral.

(f)      Non-income producing security.

(g)      Non-income producing security due to default or bankruptcy filing.

(h) Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.

(i)      Variable Rate Security. The rate as of June 30, 2005 is disclosed.

(j)      Payment-in-Kind security.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these amounted to $11,966,210 or 12.15% of total net assets.

ADR An American Depositary Receipt (ADR) is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADR's are significantly influenced by trading on exchanges not located in the United States.

GDS Global Depository Shares is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer. The values of GDS's are significantly influenced by trading on exchanges not located in the United States.

Key to Abbreviations:
BRL: Brazilian Real; CAD: Canadian Dollar; GBP: British Pound; MXN: Mexican Peso; NZD: New Zealand Dollar; SGD: Singapore Dollar; THB: Thailand Bhat; USD:
United States Dollar; ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Intermediate Duration Fixed Income Fund

                                                                 Principal Amount        Value (a)
----------------------------------------------------------------------------------------------------
BOND AND NOTES - 97.8% of total net assets

NON-CONVERTIBLE BONDS - 97.8%

Asset-Backed Securities - 2.2%
Community Program Loan Trust, Series
1987-A, Class A4,
4.500%, 10/01/2018                                                   267,498            $  267,279
Countrywide Asset Backed Certificates,
Series 2004-S1, Class A2,
3.872%, 3/25/2020                                                    120,000               118,816
Countrywide Asset Backed Certificates,
Series 2004-S1, Class A3,
4.615%, 2/25/2035                                                    135,000               134,510
Navistar Financial Corp. Owner Trust,
Series 2004-B, Class A4,
3.530%, 10/15/2012                                                   280,000               275,180
                                                                                        ----------
                                                                                           795,785
                                                                                        ----------

Automotive - 1.5%
Ford Credit Auto Owner Trust,
4.380%, 1/15/2010                                                    355,000               357,606
Ford Motor Credit Co.,
7.000%, 10/01/2013 (d)                                               200,000               191,896
                                                                                        ----------
                                                                                           549,502
                                                                                        ----------

Auto Loan - 5.3%
Americredit Automobile Receivables
Trust, Series 2004-DF, Class A4,
3.430%, 7/06/2011                                                    130,000               127,132
Capital Auto Receivables Asset Trust,
Series 2004-2, Class A3,
3.580%, 1/15/2009                                                    365,000               361,384
Capital Auto Receivables Asset Trust,
Series 2004-2, Class A4,
3.750%, 7/15/2009                                                     25,000                24,767
DaimlerChrysler Auto Trust,
Series 2004-C, Class A4,
3.280%, 12/08/2009                                                   250,000               245,679
Honda Auto Receivables Owner Trust,
Series 2004-3, Class A4,
3.280%, 2/18/2010                                                    285,000               278,787
USAA Auto Owner Trust, Series 2004-3,
Class A4,
3.530%, 6/15/2011                                                    415,000               409,755
WFS Financial Owner Trust,
Series 2004-2, Class A4,
3.540%, 11/21/2011                                                   500,000               496,046
                                                                                        ----------
                                                                                         1,943,550
                                                                                        ----------
Banking - 2.5%
Citigroup, Inc.,
3.500%, 2/01/2008                                                    115,000               113,379
J.P. Morgan Chase & Co.,
3.625%, 5/01/2008                                                    400,000               393,822
MBNA Corp.,
4.625%, 9/15/2008                                                    400,000               405,451
                                                                                        ----------
                                                                                           912,652
                                                                                        ----------

Beverages - 1.1%
Cia Brasileira de Bebidas,
8.750%, 9/15/2013                                                    350,000               404,688
                                                                                        ----------

Brokerage - 0.8%
Goldman Sachs Group, Inc.,
4.125%, 1/15/2008                                                    300,000               299,828
                                                                                        ----------

Chemicals - 1.0%
Lubrizol Corp.,
4.625%, 10/01/2009                                                   360,000               360,045
                                                                                        ----------

Commercial Mortgage Backed Securities - 1.2%
GS Mortgage Securities Corporation II,
Series 2005-GG4, Class A4A,
4.751%, 7/10/2039                                                    205,000               207,906
LB UBS Commercial Mortgage Trust,
Series 2005 C3, Class A3,
4.647%, 7/15/2030                                                    230,000               232,300
                                                                                        ----------
                                                                                           440,206
                                                                                        ----------

Construction Machinery - 0.6%
Caterpillar Financial Services Corp.,
3.100%, 5/15/2007                                                    235,000               230,975
                                                                                        ----------

Consumer Products - 0.7%
Bausch & Lomb, Inc.,
6.500%, 8/01/2005                                                    250,000               250,330
                                                                                        ----------

Credit Card - 0.3%
Chase Issuance Trust,
3.220%, 6/15/2010                                                    110,000               108,221
                                                                                        ----------

Electric - 6.7%
American Electric Power Co., Inc.,
Series A,
6.125%, 5/15/2006                                                    167,000               169,934
Dominion Resources, Inc.,
4.125%, 2/15/2008                                                    300,000               298,721
Duke Energy Co.,
5.625%, 11/30/2012                                                   300,000               318,238
Empresa Nacional de Electricidad SA
(Endesa-Chile),
8.350%, 8/01/2013                                                    400,000               464,575
Exelon Generation Co. LLC,
6.950%, 6/15/2011                                                    300,000               336,543
FirstEnergy Corp., Series B,
6.450%, 11/15/2011                                                   400,000               437,050
TXU Corp.,
5.550%, 11/15/2014 ,144A                                             440,000               426,737
                                                                                        ----------
                                                                                         2,451,798
                                                                                        ----------

Electronics - 2.3%
Arrow Electronics, Inc.,
7.000%, 1/15/2007                                                    350,000               360,909
Motorola, Inc.,
8.000%, 11/01/2011                                                   400,000               471,551
                                                                                        ----------
                                                                                           832,460
                                                                                        ----------

Entertainment - 1.1%
AOL Time Warner, Inc.,
6.150%, 5/01/2007                                                    400,000               413,888
                                                                                        ----------

Food & Beverage - 0.6%
Kraft Food, Inc.,
5.250%, 6/01/2007                                                    200,000               203,891
                                                                                        ----------

Foreign Agency - 1.1%
Pemex Project Funding Master Trust,
6.125%, 8/15/2008                                                    400,000               415,200
                                                                                        ----------

Healthcare - 1.6%
HCA, Inc.,
5.250%, 11/06/2008                                                   400,000               399,511
Wellpoint, Inc.,
3.750%, 12/14/2007                                                   185,000               182,618
                                                                                        ----------
                                                                                           582,129
                                                                                        ----------

Independent/Energy - 0.4%
Pioneer Natural Resources Co.,
6.500%, 1/15/2008                                                    150,000               155,396
                                                                                        ----------

Industrial Other - 0.8%
Aramark Services, Inc.,
5.000%, 6/01/2012                                                     45,000                45,060
IDEX Corp.,
6.875%, 2/15/2008                                                    250,000               263,769
                                                                                        ----------
                                                                                           308,829
                                                                                        ----------

Integrated/Energy - 0.8%
Phillips Petroleum Co.,
6.375%, 3/30/2009                                                    250,000               269,574
                                                                                        ----------

Media Non-Cable - 2.2%
Clear Channel Communications, Inc.,
3.125%, 2/01/2007                                                    150,000               146,076
Clear Channel Communications, Inc.,
4.625%, 1/15/2008 (d)                                                125,000               123,556
News America, Inc.,
6.625%, 1/09/2008 (d)                                                400,000               422,091
Reed Elsevier Capital,
4.625%, 6/15/2012                                                    105,000               104,516
                                                                                        ----------
                                                                                           796,239
                                                                                        ----------

Mortgage Related - 23.4%
Federal Home Loan Mortgage Corp.,
5.500%, 3/01/2013                                                     28,051                28,817
Federal Home Loan Mortgage Corp.,
6.000%, 11/01/2012                                                    50,763                52,485
Federal National Mortgage Association,
5.000%, 1/01/2019                                                    579,768               586,717
Federal National Mortgage Association,
5.000%, 2/01/2019                                                    843,670               853,571
Federal National Mortgage Association,
5.000%, 12/01/2019                                                 2,249,193             2,275,590
Federal National Mortgage Association,
5.500%, 1/01/2017                                                    103,608               106,436
Federal National Mortgage Association,
5.500%, 1/01/2017                                                    119,959               123,227
Federal National Mortgage Association,
5.500%, 2/01/2017                                                     62,199                63,897
Federal National Mortgage Association,
5.500%, 9/01/2017                                                    310,242               318,692
Federal National Mortgage Association,
5.500%, 12/01/2018                                                   530,026               544,415
Federal National Mortgage Association,
5.500%, 1/01/2020                                                  2,361,038             2,425,250
Federal National Mortgage Association,
5.500%, 3/01/2020                                                    988,602             1,015,442
Nomura Asset Securities Corp.,
6.280%, 3/15/2030                                                    131,765               134,346
                                                                                        ----------
                                                                                         8,528,885
                                                                                        ----------

Non-Captive Consumer - 2.9%
American General Finance Corp.,
2.750%, 6/15/2008                                                    350,000               334,401
Capital One Bank,
4.875%, 5/15/2008                                                    300,000               304,477
Capital One Bank,
6.875%, 2/01/2006                                                    225,000               228,556
Countrywide Home Loans, Inc.
4.125%, 9/15/2009                                                    200,000               197,358
                                                                                        ----------
                                                                                         1,064,792
                                                                                        ----------

Non-Captive Diversified - 2.2%
CIT Group, Inc.,
3.375%, 4/01/2009                                                    450,000               434,847
General Electric Capital Corp.,
2.800%, 1/15/2007                                                    150,000               147,368
General Electric Capital Corp.,
3.500%, 8/15/2007                                                    100,000                98,827
International Lease Finance Corp.,
5.750%, 2/15/2007 (d)                                                125,000               127,791
                                                                                        ----------
                                                                                           808,833
                                                                                        ----------

Oil Field Services - 1.5%
Halliburton Co.,
5.500%, 10/15/2010                                                    45,000                47,193
Halliburton Co.,
5.625%, 12/01/2008                                                   150,000               156,041
Halliburton Co.,
6.000%, 8/01/2006                                                    350,000               356,405
                                                                                        ----------
                                                                                           559,639
                                                                                        ----------

Paper - 2.0%
International Paper Co.,
4.000%, 4/01/2010                                                    400,000               386,563
Weyerhaeuser Co.,
6.000%, 8/01/2006                                                    350,000               356,234
                                                                                        ----------
                                                                                           742,797
                                                                                        ----------

Pharmaceuticals - 0.5%
Caremark RX, Inc.,
7.375%, 10/01/2006                                                   180,000               185,965
                                                                                        ----------

Railroads - 0.8%
Union Pacific Corp.,
3.875%, 2/15/2009 (d)                                                300,000               295,278
                                                                                        ----------

Real Estate Investment Trusts - 3.8%
American Health Properties, Inc.,
7.500%, 1/15/2007                                                    275,000               286,985
Colonial Reality LP,
4.750%, 2/01/2010                                                     55,000                54,568
EOP Operating LP,
6.800%, 1/15/2009                                                    300,000               321,531
iStar Financial, Inc.,
5.150%, 3/01/2012                                                    350,000               345,919
Simon Property Group LP,
3.750%, 1/30/2009                                                    400,000               389,335
                                                                                        ----------
                                                                                         1,398,338
                                                                                        ----------

Retailers - 1.0%
J.C. Penney Co., Inc.,
7.600%, 4/01/2007 (d)                                                350,000               367,500
                                                                                        ----------

Sovereigns - 1.1%
United Mexican States,
4.625%, 10/08/2008                                                   400,000               402,600
                                                                                        ----------

Technology - 1.1%
Corning, Inc.,
6.200%, 3/15/2016                                                     45,000                46,983
Jabil Circuit, Inc.,
5.875%, 7/15/2010 (d)                                                350,000               362,487
                                                                                        ----------
                                                                                           409,470
                                                                                        ----------

Tobacco - 1.0%
Altria Group, Inc.,
5.625%, 11/04/2008 (d)                                               350,000               363,105
                                                                                        ----------

Transportation Services - 1.2%
ERAC USA Finance Co.,
6.800%, 2/15/2008 ,144A                                              200,000               211,213
ERAC USA Finance Co.,
7.350%, 6/15/2008 ,144A                                              200,000               215,790
                                                                                        ----------
                                                                                           427,003
                                                                                        ----------

Treasuries - 16.6%
U.S. Treasury Notes,
2.000%, 7/15/2014 (c)                                                340,610               350,974
U.S. Treasury Notes,
2.875%, 11/30/2006                                                   900,000               890,824
U.S. Treasury Notes,
3.125%, 4/15/2009                                                    160,000               156,794
U.S. Treasury Notes,
3.375%, 1/15/2007 (c)                                                920,993               950,241
U.S. Treasury Notes,
3.375%, 2/15/2008                                                    830,000               823,969
U.S. Treasury Notes,
3.375%, 9/15/2009                                                    240,000               236,785
U.S. Treasury Notes,
3.500%, 11/15/2006                                                 2,200,000             2,197,508
U.S. Treasury Notes,
3.500%, 2/15/2010                                                    250,000               247,490
U.S. Treasury Notes,
4.000%, 4/15/2010                                                    160,000               161,750
U.S. Treasury Notes,
4.000%, 2/15/2015                                                     50,000                50,178
                                                                                        ----------
                                                                                         6,066,513
                                                                                        ----------

Wireless - 0.9%
America Movil SA de CV,
4.125%, 3/01/2009                                                    220,000               215,427
AT&T Wireless Services, Inc.,
7.500%, 5/01/2007                                                    100,000               105,921
                                                                                        ----------
                                                                                           321,348
                                                                                        ----------

Wirelines - 3.0%
Qwest Corp.,
5.625%, 11/15/2008 (d)                                               110,000               108,075
Sprint Capital Corp.,
6.375%, 5/01/2009                                                    330,000               351,204
Telecom Italia Capital,
4.000%, 11/15/2008                                                   350,000               344,714
Telus Corp.,
8.000%, 6/01/2011                                                    240,000               280,681
                                                                                        ----------
                                                                                         1,084,674
                                                                                        ----------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $35,542,609)                                                           35,751,926
                                                                                        ----------

TOTAL BONDS AND NOTES
(Identified Cost $35,542,609)                                                           35,751,926
                                                                                        ----------

                                                              Principal Amount
----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 8.2% of total net assets
Repurchase Agreement with State Street Corp.,
dated 06/30/05 at 1.400% to be repurchased
at $836,033 on 07/01/05 collateralized by
$865,000 U.S. Treasury Note, 3.000%
due 12/31/06 with value of $857,161 (e)                            $ 836,000               836,000
                                                                                        ----------

                                                                   Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio (f)      2,143,460           $ 2,143,460
                                                                                       -----------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,979,460)                                                             2,979,460
                                                                                       -----------

TOTAL INVESTMENTS - 106.0%
(Identified Cost $38,522,069) (b)                                                       38,731,386
Other Assets Less Liabilities -- (6.0)%                                                 (2,196,295)
                                                                                       -----------
TOTAL NET ASSETS -- 100%                                                               $36,535,091
                                                                                       ===========

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $38,680,067 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                                $  420,064
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                     (368,745)
                                                                                        ----------
         Net unrealized appreciation                                                    $   51,319
                                                                                        ==========

(c)      Treasury Inflation Protected Security (TIPS).

(d) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $2,100,555 and $2,143,460, respectively.

(e) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(f)      Represents investments of securities lending collateral.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these securities amounted to $853,740 or 2.34% of total net assets.

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Investment Grade Fixed Income Fund

                                                                 Principal Amount       Value (a)
----------------------------------------------------------------------------------------------------
BOND AND NOTES - 95.6% of total net assets

NON-CONVERTIBLE BONDS - 93.7%

Airlines - 1.1%
Continental Airlines, Inc., Series 1998-1A,
6.648%, 9/15/2017                                        USD          538,726         $    531,602
Continental Airlines, Inc., Series 1999-1A,
6.545%, 2/02/2019                                                     823,757              824,648
US Airways,
6.850%, 1/30/2018                                                     612,040              613,403
                                                                                      ------------
                                                                                         1,969,653
                                                                                      ------------

Asset-Backed Securities - 1.3%
Community Program Loan Trust, Series 1987-A, Class A5,
4.500%, 4/01/2029                                                   2,500,000            2,396,003
                                                                                      ------------

Automotive - 4.5%
Delphi Automotive Systems Corp.,
7.125%, 5/01/2029 (c)                                               2,500,000            1,725,000
Ford Motor Co.,
6.375%, 2/01/2029                                                   3,350,000            2,582,924
Ford Motor Credit Co.,
7.375%, 10/28/2009                                                    150,000              146,578
General Motors Acceptance Corp.,
5.625%, 5/15/2009 (c)                                               2,500,000            2,341,232
General Motors Acceptance Corp.,
6.625%, 10/15/2005                                                    150,000              150,717
General Motors Acceptance Corp.,
7.500%, 12/01/2006                                       NZD        1,500,000              992,800
General Motors Corp.,
6.750%, 5/01/2028                                        USD          700,000              512,750
                                                                                      ------------
                                                                                         8,452,001
                                                                                      ------------

Banking - 7.8%
Bank of America Corp.,
7.200%, 4/15/2006                                                     150,000              153,365
Barclays Financial LLC,
4.100%, 3/22/2010, 144A                                  THB       71,000,000            1,712,317
Barclays Financial LLC,
4.160%, 2/22/2010, 144A                                            70,000,000            1,693,453
CIT Group, Inc.,
5.500%, 12/01/2014                                       GBP        1,000,000            1,835,409
Citibank NA,
15.000%, 7/02/2010, 144A                                 BRL        4,000,000            1,763,196
Citigroup, Inc.,
3.500%, 2/01/2008                                        USD        2,000,000            1,971,806
FleetBoston Financial Corp.,
7.375%, 12/01/2009                                                    175,000              196,417
HSBC Bank USA,
3.310%, 8/25/2010, 144A                                             2,000,000            2,011,200
J.P. Morgan Chase & Co.,
Zero Coupon, 5/10/2010, 144A                             BRL        8,035,000            1,816,372
J.P. Morgan Chase & Co.,
4.000%, 2/01/2008 (c)                                    USD        1,000,000              994,911
Wachovia Corp.,
3.500%, 8/15/2008                                                     150,000              147,200
Wells Fargo & Co.,
6.375%, 8/01/2011 (c)                                                 175,000              193,502
                                                                                      ------------
                                                                                        14,489,148
                                                                                      ------------

Beverages - 0.6%
Cia Brasileira de Bebidas,
8.750%, 9/15/2013                                                   1,025,000            1,185,156
                                                                                      ------------

Brokerage - 1.0%
Morgan Stanley,
3.625%, 4/01/2008 (c)                                               1,000,000              984,497
Morgan Stanley,
5.375%, 11/14/2013                                       GBP          500,000              918,257
                                                                                      ------------
                                                                                         1,902,754
                                                                                      ------------

Consumer Products - 0.8%
Bausch & Lomb, Inc.,
7.125%, 8/01/2028                                        USD        1,250,000            1,404,096
                                                                                      ------------

Electric - 2.6%
Commonwealth Edison Co.,
4.750%, 12/01/2011                                                     71,000               69,968
Empresa Nacional de Electricidad SA (Endesa-Chile),
7.875%, 2/01/2027                                                   1,000,000            1,106,230
Enersis SA,
7.400%, 12/01/2016                                                  3,300,000            3,587,922
                                                                                      ------------
                                                                                         4,764,120
                                                                                      ------------

Foreign Agency - 0.3%
Pemex Project Funding Master Trust,                      USD
8.625%, 2/01/2022 (c)                                                 500,000              616,250
                                                                                      ------------

Foreign Local Governments - 10.4%
Province of Alberta,
5.000%, 12/16/2008                                       CAD        2,000,000            1,727,776
Province of Alberta,
5.930%, 9/16/2016                                                     539,241              489,636
Province of British Columbia,
5.250%, 12/01/2006                                                    600,000              505,334
Province of British Columbia,
6.000%, 6/09/2008                                                   3,175,000            2,800,457
Province of British Columbia,
6.250%, 12/01/2009                                                    290,000              264,762
Province of Manitoba,
5.750%, 6/02/2008                                                   5,575,000            4,881,861
Province of Ontario,
5.900%, 3/08/2006                                                   3,530,000            2,938,043
Province of Saskatchewan,
6.000%, 6/01/2006                                                   6,765,000            5,673,439
                                                                                      ------------
                                                                                        19,281,308
                                                                                      ------------

Government Owned - 0.4%
SLM Corp.,
6.500%, 6/15/2010                                        NZD          970,000              670,615
                                                                                      ------------

Government Agencies - 6.1%
Federal Home Loan Mortgage Corp.,
4.625%, 2/15/2007                                        EUR        1,600,000            2,011,077
Federal National Mortgage Association,
Zero Coupon Bond, 10/29/2007                             NZD        6,850,000            4,104,265
Federal National Mortgage Association,
2.290%, 2/19/2009                                        SGD        8,000,000            4,758,922
Federal National Mortgage Association,
5.000%, 2/01/2018                                        USD          189,304              191,648
Federal National Mortgage Association,
5.500%, 9/01/2016                                                     152,602              156,768
Federal National Mortgage Association,
6.000%, 10/01/2028                                                     38,028               39,085
Federal National Mortgage Association,
6.500%, 2/01/2011                                                      18,141               18,887
                                                                                      ------------
                                                                                        11,280,652
                                                                                      ------------

Healthcare - 0.8%
Columbia/HCA Healthcare Corp.,
7.050%, 12/01/2027                                                    100,000              100,338
Columbia/HCA Healthcare Corp.,
7.750%, 7/15/2036                                                     250,000              266,344
HCA, Inc.,
5.750%, 3/15/2014                                                   1,000,000              995,584
HCA, Inc.,
6.250%, 2/15/2013                                                     150,000              153,317
                                                                                      ------------
                                                                                         1,515,583
                                                                                      ------------

Home Construction - 0.1%
Pulte Corp.,
7.300%, 10/24/2005                                                    200,000              201,662
                                                                                      ------------

Integrated/Energy - 0.7%
Cerro Negro Finance Ltd.,
7.900%, 12/01/2020, 144A                                              500,000              457,500
Conoco, Inc.,
6.350%, 4/15/2009 (c)                                                 175,000              188,681
Petrozuata Finance, Inc.,
8.220%, 4/01/2017,144A                                                700,000              656,250
                                                                                      ------------
                                                                                         1,302,431
                                                                                      ------------

Life Insurance - 1.3%
ASIF Global Financing XXVII,
2.380%, 2/26/2009, 144A                                  SGD        4,200,000            2,495,682
                                                                                      ------------

Media NonCable - 0.1%
Clear Channel Communications, Inc.,
5.750%, 1/15/2013 (c)                                    USD          250,000              244,277
                                                                                      ------------

Metals & Mining - 0.1%
Teck Cominco Ltd.,
7.000%, 9/15/2012                                                     100,000              111,666
                                                                                      ------------

Natural Gas - 0.2%
Coastal Corp.,
6.375%, 2/01/2009                                                     125,000              123,125
Coastal Corp.,
6.950%, 6/01/2028                                                     350,000              306,250
                                                                                      ------------
                                                                                           429,375
                                                                                      ------------

Non-Captive Diversified - 0.1%
General Electric Capital Corp., Series EMTN,
1.725%, 6/27/2008                                        SGD          250,000              146,134
                                                                                      ------------

Oil Field Services - 0.2%
Pecom Energia SA,
8.125%, 7/15/2010, 144A                                  USD          332,000              344,865
                                                                                      ------------

Paper - 1.9%
Georgia-Pacific Corp. (Timber Group),
7.250%, 6/01/2028 (c)                                               1,500,000            1,605,000
International Paper Co.,
4.000%, 4/01/2010                                                     500,000              483,203
International Paper Co.,
4.250%, 1/15/2009                                                   1,000,000              987,062
MacMillan Bloedel Ltd.,
7.700%, 2/15/2026                                                     305,000              365,057
                                                                                      ------------
                                                                                         3,440,322
                                                                                      ------------

Pipelines - 0.7%
El Paso Corp.,
6.750%, 5/15/2009 (c)                                                 250,000              250,000
El Paso Corp.,
7.000%, 5/15/2011 (c)                                               1,125,000            1,122,188
                                                                                      ------------
                                                                                         1,372,188
                                                                                      ------------

Property & Casualty Insurance - 0.1%
Progressive Corp.,
7.000%, 10/01/2013                                                    150,000              173,904
                                                                                      ------------

Railroads - 0.5%
Canadian Pacific Railway Ltd.,
4.900%, 6/15/2010, 144A                                  CAD        1,000,000              855,129
Missouri Pacific Railroad Co.,
5.000%, 1/01/2045                                        USD          175,000              137,523
                                                                                      ------------
                                                                                           992,652
                                                                                      ------------

Real Estate Investment Trusts - 0.8%
EOP Operating LP,
6.750%, 2/15/2012                                                     250,000              275,199
Highwoods Realty LP,
7.500%, 4/15/2018                                                   1,000,000            1,119,855
                                                                                      ------------
                                                                                         1,395,054
                                                                                      ------------

Restaurants - 0.2%
McDonald's Corp.,
3.627%, 10/10/2010                                       SGD          500,000              310,803
                                                                                      ------------

Retailers - 0.2%
Target Corp.,
5.875%, 3/01/2012                                        USD          150,000              162,870
Wal-Mart Stores, Inc.,
6.875%, 8/10/2009                                                     200,000              220,408
                                                                                      ------------
                                                                                           383,278
                                                                                      ------------

Sovereigns - 16.7%
Canadian Government,
4.250%, 9/01/2008                                        CAD        3,600,000            3,040,391
Canadian Government,
4.500%, 9/01/2007                                                   4,070,000            3,427,316
Canadian Government,
6.000%, 9/01/2005                                                   6,870,000            5,627,881
Canadian Government, Series WH31,
6.000%, 6/01/2008                                                   2,050,000            1,809,472
Government of Sweden, Series 1040,
6.500%, 5/05/2008                                        SEK       35,315,000            5,079,549
Government of Sweden, Series 1045,
5.250%, 3/15/2011                                                  12,225,000            1,790,624
Kingdom of Norway,
5.500%, 5/15/2009                                        NOK       10,000,000            1,679,034
Kingdom of Norway,
6.750%, 1/15/2007                                                   5,710,000              929,272
Mexican Fixed Rate Bonds,
9.000%, 12/20/2012                                       MXN       60,000,000            5,476,517
Republic of South Africa,
12.500%, 12/21/2006                                      ZAR        5,840,000              933,000
SP Powerassets Ltd.,
3.730%, 10/22/2010                                       SGD          500,000              314,444
United Mexican States,
7.500%, 1/14/2012                                        USD          905,000            1,026,270
                                                                                      ------------
                                                                                        31,133,770
                                                                                      ------------

Supranational - 4.9%
Inter-American Development Bank,
Zero Coupon Bond, 5/11/2009                              BRL        9,000,000            2,176,182
International Bank for Reconstruction & Development,
Zero Coupon Bond,  8/20/2007                             NZD        9,650,000            5,857,123
International Bank for Reconstruction & Development,
8.000%, 5/23/2007                                                   1,505,000            1,071,650
                                                                                      ------------
                                                                                         9,104,955
                                                                                      ------------

Technology - 0.6%
Hewlett-Packard Co.,
3.625%, 3/15/2008 (c)                                    USD          150,000              148,010
Motorola, Inc.,
5.800%, 10/15/2008 (c)                                                200,000              208,798
Motorola, Inc.,
7.625%, 11/15/2010                                                    250,000              286,056
Samsung Electronics Co. Ltd.,
7.700%, 10/01/2027, 144A                                              500,000              537,671
                                                                                      ------------
                                                                                         1,180,535
                                                                                      ------------

Textile - 0.6%
Kellwood Co.,
7.625%, 10/15/2017                                                  1,000,000            1,073,905
                                                                                      ------------

Transportation Services - 1.7%
American President Cos. Ltd.,
8.000%, 1/15/2024                                                     100,000              105,000
Atlas Air Worldwide Holdings, Inc.,
7.200%, 1/02/2019                                                     197,283              197,605
Atlas Air, Inc., Series B,
7.680%, 1/02/2014 (f)                                               3,429,237            2,867,391
                                                                                      ------------
                                                                                         3,169,996
                                                                                      ------------

Treasuries - 23.8%
U.S. Treasury Notes,
1.875%, 12/31/2005 (c)                                             11,000,000           10,917,071
U.S. Treasury Notes,
2.500%, 5/31/2006 (c)                                               8,495,000            8,416,353
U.S. Treasury Notes,
2.500%, 9/30/2006 (c)                                               3,000,000            2,960,157
U.S. Treasury Notes,
2.625%, 5/15/2008 (c)                                               9,945,000            9,664,133
U.S. Treasury Notes,
2.750%, 6/30/2006                                                   2,505,000            2,485,724
U.S. Treasury Notes,
3.000%, 2/15/2008 (c)                                              10,055,000            9,891,999
                                                                                      ------------
                                                                                        44,335,437
                                                                                      ------------

Wireless - 0.3%
America Movil SA de CV,
4.125%, 3/01/2009                                                     500,000              489,607
                                                                                      ------------

Wirelines - 0.2%
US West Capital Funding, Inc.,
6.500%, 11/15/2018                                                    500,000              410,000
                                                                                      ------------

TOTAL NON-CONVERTIBLE BONDS
(Identified Cost $164,529,947)                                                         174,169,837
                                                                                      ------------

CONVERTIBLE BONDS - 1.9%

Independent/Energy - 0.4%
Devon Energy Corp.,
4.900%, 8/15/2008                                                     200,000              224,750
Devon Energy Corp.,
4.950%, 8/15/2008                                                     500,000              561,875
                                                                                      ------------
                                                                                           786,625
                                                                                      ------------

Pharmaceuticals - 1.4%
Chiron Corp.,
1.625%, 8/01/2033                                                   2,915,000            2,703,662
                                                                                      ------------

Technology - 0.1%
Maxtor Corp.,
5.750%, 3/01/2012                                                      70,000               61,600
Richardson Electric Ltd.,
7.750%, 12/15/2011, 144A                                               44,000               41,800
                                                                                      ------------
                                                                                           103,400
                                                                                      ------------

Transportation Services - 0.0%
Builders Transportation, Inc.,
6.500%, 5/01/2011 (f)                                                 129,000                   13
                                                                                      ------------

TOTAL CONVERTIBLE BONDS
(Identified Cost $3,594,422)                                                             3,593,700
                                                                                      ------------

TOTAL BONDS AND NOTES
(Identified Cost $168,124,369)                                                         177,763,537
                                                                                      ------------

                                                                   Shares
----------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 1.1% of total net assets
NON-CONVERTIBLE PREFERRED STOCKS - 0.4%

Electric - 0.4%
Central Illinois Light Co., 4.500%                                        100                8,300
Connecticut Light & Power Co., 2.200%                                     263               11,638
Dayton Power & Light Co., 3.750%                                          701               45,916
Del Marva Power & Light Co., 4.000%                                       350               24,150
Duquesne Light Co., 4.000%                                                300               10,965
MDU Resources Group, Inc., 5.100%                                         585               58,500
Northern Indiana Public Service Co., 4.250% (c)                         2,410              183,762
Pacific Gas & Electric Co., 5.500%                                        100                2,437
PSI Energy, Inc., 4.320%                                                  200                4,702
Public Service Electric & Gas Co., 4.080% (c)                             400               30,800
San Diego Gas & Electric Co., 4.500%                                      100                1,726
Union Electric Co., 4.500%                                              4,410              360,076
                                                                                      ------------
                                                                                           742,972
                                                                                      ------------

TOTAL NON-CONVERTIBLE PREFERRED STOCKS
(Identified Cost $529,768)                                                                 742,972
                                                                                      ------------

CONVERTIBLE PREFERRED STOCKS - 0.7%

Consumer Products - 0.5%
Newell Financial Trust I, 5.250%                                       22,000              959,750
                                                                                      ------------

Insurance - 0.2%
Travelers Property Casualty Corp., 4.250% (c)                          21,575              482,849
                                                                                      ------------

TOTAL CONVERTIBLE PREFERRED STOCKS
(Identified Cost $1,304,589)                                                             1,442,599
                                                                                      ------------

TOTAL PREFERRED STOCKS
(Identified Cost $1,834,357)                                                             2,185,571
                                                                                      ------------

                                                             Principal Amount
----------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 26.4% of total net assets
Repurchase Agreement with State Street Corp., dated 06/30/05 at 1.400% to be repurchased at $4,263,166 on 07/1/05
collateralized by $4,390,000 U.S. Treasury Bond, 3.000% due
12/31/06 with value of $4,350,218 (d)                           $   4,263,000            4,263,000
                                                                                      ------------

                                                                   Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime
Portfolio (e)                                                      44,799,920           44,799,920
                                                                                      ------------

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $49,062,920)                                                           49,062,920
                                                                                      ------------

TOTAL INVESTMENTS - 123.1%
(Identified Cost $219,021,646) (b)                                                     229,012,028
Other assets less liabilities -- (23.1)%                                               (43,030,021)
                                                                                      ------------
TOTAL NET ASSETS -- 100%                                                              $185,982,007
                                                                                      ============

(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to return of capital included in dividends received from the Fund's investments in REIT's. Amortization of premium on debt securities are not included for tax purposes.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $220,115,214 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                              $ 11,949,340
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                   (3,052,528)
                                                                                      ------------
         Net unrealized appreciation                                                  $  8,896,812
                                                                                      ============

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $43,898,102 and $44,799,920, respectively.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase, including interest. The Fund's adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(e)      Represents investments of securities lending collateral.

(f)      Non-income producing security due to default or bankruptcy filing.

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the total value of these amounted to $14,385,435 or 7.34% of total net assets.

Key to Abbreviations:
BRL: Brazilian Real; CAD: Canadian Dollar; EUR: Euro; GBP: Great British Pound;
MXN: Mexican Peso; NOK: Norwegian Krone; NZD: New Zealand Dollar; SEK: Swedish Krona; SGD: Singapore Dollar; THB: Thailand Baht; USD: United States Dollar;
ZAR: South African Rand

PORTFOLIO OF INVESTMENTS - as of June 30, 2005 (Unaudited)

Loomis Sayles Small Cap Value Fund

                                                                  Shares                Value (a)
----------------------------------------------------------------------------------------------------
COMMON STOCKS - 97.5% of total net assets

Aerospace & Defense - 0.4%
Allied Defense Group, Inc. (The) (e)                              10,635              $    244,818
Moog, Inc., Class A (e)                                           69,912                 2,201,529
                                                                                      ------------
                                                                                         2,446,347
                                                                                      ------------

Auto Components - 1.2%
ArvinMeritor, Inc. (c)                                           197,750                 3,517,973
Cooper Tire & Rubber Co. (c)                                     236,450                 4,390,876
                                                                                      ------------
                                                                                         7,908,849
                                                                                      ------------

Automobiles - 0.2%
Monaco Coach Corp. (c)                                            86,200                 1,481,778
                                                                                      ------------

Building Products - 0.9%
Lennox International, Inc. (c)                                   270,525                 5,727,014
                                                                                      ------------

Capital Markets - 0.7%
National Financial Partners Corp. (c)                            112,850                 4,416,949
                                                                                      ------------

Chemicals - 3.3%
Cabot Corp.                                                       50,275                 1,659,075
Cytec Industries, Inc. (c)                                       122,225                 4,864,555
FMC Corp. (e)                                                     50,875                 2,856,122
Great Lakes Chemical Corp. (c)                                    81,525                 2,565,592
Nalco Holding Co. (e)                                             50,925                   999,658
Scotts Miracle-Gro Co., Class A (e)                               55,125                 3,925,451
Spartech Corp.                                                   245,175                 4,364,115
                                                                                      ------------
                                                                                        21,234,568
                                                                                      ------------

Commercial Banks - 9.2%
Alabama National Bancorp                                          57,975                 3,789,826
Centerstate Banks of Florida, Inc.                                83,100                 2,711,553
Community Bancorp (c)(e)                                          67,275                 2,086,871
CVB Financial Corp. (c)                                          202,090                 3,977,131
East West Bancorp, Inc.                                          154,950                 5,204,770
First Midwest Bancorp, Inc. (c)                                  127,675                 4,490,330
IBERIABANK Corp.                                                  62,275                 3,836,763
Independent Bank Corp. (c)                                       182,437                 5,188,508
Pennsylvania Commerce Bancorp, Inc. (c)                           88,300                 2,891,825
PrivateBankcorp, Inc. (c)                                        147,125                 5,205,282
Signature Bank (c)(e)                                            172,100                 4,199,240
South Financial Group, Inc. (c)                                  178,775                 5,080,786
Texas Regional Bancshares, Inc., Class A                         142,500                 4,343,400
Wintrust Financial Corp. (c)                                     117,600                 6,156,360
                                                                                      ------------
                                                                                        59,162,645
                                                                                      ------------

Commercial Services & Supplies - 4.2%
Adesa, Inc.                                                      177,650                 3,867,440
Hudson Highland Group, Inc. (c)(e)                               273,325                 4,261,137
Imagistics International, Inc. (c)(e)                            113,475                 3,177,300
McGrath Rentcorp.                                                198,000                 4,692,600
Mine Safety Appliances Co. (c)                                    80,725                 3,729,495
Navigant Consulting, Inc. (e)                                     86,425                 1,526,266
Waste Connections, Inc. (c)(e)                                   128,150                 4,778,713
WCA Waste Corp. (e)                                              117,425                 1,027,469
                                                                                      ------------
                                                                                        27,060,420
                                                                                      ------------

Communications Equipment - 2.1%
ADTRAN, Inc.                                                     206,825              $  5,127,192
Anaren, Inc. (e)                                                 159,375                 2,095,781
Avocent Corp. (c)(e)                                              79,375                 2,074,862
SafeNet, Inc. (c)(e)                                             119,900                 4,083,794
                                                                                      ------------
                                                                                        13,381,629
                                                                                      ------------

Computers & Peripherals - 1.0%
Imation Corp. (c)                                                113,350                 4,396,847
McDATA Corp., Class A (e)                                        524,275                 2,097,100
                                                                                      ------------
                                                                                         6,493,947
                                                                                      ------------

Construction & Engineering - 1.8%
Insituform Technologies, Inc., Class A (c)(e)                    291,950                 4,679,958
Washington Group International, Inc. (c)(e)                      134,125                 6,856,470
                                                                                      ------------
                                                                                        11,536,428
                                                                                      ------------

Construction Materials - 1.7%
Eagle Materials, Inc. (c)                                         45,800                 4,240,622
Headwaters, Inc. (c)(e)                                           47,025                 1,616,720
Texas Industries, Inc.                                            91,875                 5,166,131
                                                                                      ------------
                                                                                        11,023,473
                                                                                      ------------

Consumer Finance - 0.2%
Advanta Corp., Class B                                            46,230                 1,301,837
                                                                                      ------------

Diversified Consumer Services - 0.5%
Regis Corp.                                                       20,725                   813,923
Vertrue, Inc. (c)(e)                                              70,450                 2,744,732
                                                                                      ------------
                                                                                         3,558,655
                                                                                      ------------

Diversified Financial Services - 0.8%
iShares Russell 2000 Value Index Fund (c)                         77,700                 4,996,110
                                                                                      ------------

Diversified Telecommunication Services - 1.0%
Commonwealth Telephone Enterprises, Inc. (c)                      64,625                 2,708,434
Iowa Telecommunications Services, Inc. (c)                       215,275                 4,036,406
                                                                                      ------------
                                                                                         6,744,840
                                                                                      ------------

Electric Utilities - 0.7%
ALLETE, Inc. (c)                                                  60,583                 3,023,091
Otter Tail Corp.                                                  56,375                 1,540,729
                                                                                      ------------
                                                                                         4,563,820
                                                                                      ------------

Electrical Equipment - 1.8%
AMETEK, Inc.                                                     160,850                 6,731,572
Artesyn Technologies, Inc. (e)                                   143,150                 1,245,405
General Cable Corp. (c)(e)                                       228,350                 3,386,431
                                                                                      ------------
                                                                                        11,363,408
                                                                                      ------------

Electronic Equipment & Instruments - 1.1%
Anixter International, Inc. (c)                                  116,250                 4,321,013
Excel Technology, Inc. (c)(e)                                    120,600                 2,930,580
                                                                                      ------------
                                                                                         7,251,593
                                                                                      ------------

Energy Equipment & Services - 2.7%
Cal Dive International, Inc. (c)(e)                              120,825                 6,327,605
Carbo Ceramics, Inc. (c)                                          48,825                 3,855,222
FMC Technologies, Inc. (c)(e)                                    163,675                 5,232,690
Hydril Co. (e)                                                    33,175                 1,803,061
                                                                                      ------------
                                                                                        17,218,578
                                                                                      ------------

Food & Staples Retailing - 1.6%
BJ's Wholesale Club, Inc. (e)                                    134,325              $  4,364,219
Casey's General Stores, Inc.                                      65,375                 1,295,733
Performance Food Group Co. (c)(e)                                 97,925                 2,958,314
Smart & Final, Inc. (e)                                          139,800                 1,712,550
                                                                                      ------------
                                                                                        10,330,816
                                                                                      ------------

Food Products - 1.3%
J & J Snack Foods Corp. (c)                                       56,991                 2,983,479
Ralcorp Holdings, Inc. (c)                                       124,575                 5,126,261
                                                                                      ------------
                                                                                         8,109,740
                                                                                      ------------

Gas Utilities - 2.7%
AGL Resources, Inc.                                              162,450                 6,278,692
Energen Corp.                                                     82,450                 2,889,873
ONEOK, Inc.                                                      137,600                 4,492,640
Southern Union Co.                                               144,636                 3,550,814
                                                                                      ------------
                                                                                        17,212,019
                                                                                      ------------

Healthcare Equipment & Supplies - 2.1%
Arrow International, Inc. (c)                                    139,300                 4,443,670
Intermagnetics General Corp. (c)(e)                              132,175                 4,065,703
Sybron Dental Specialties, Inc. (e)                              141,250                 5,313,825
                                                                                      ------------
                                                                                        13,823,198
                                                                                      ------------

Healthcare Providers & Services - 1.2%
Kindred Healthcare, Inc. (e)                                      63,675                 2,522,167
LifePoint Hospitals, Inc. (c)(e)                                  87,025                 4,396,503
RehabCare Group, Inc. (e)                                         40,350                 1,078,555
                                                                                      ------------
                                                                                         7,997,225
                                                                                      ------------

Hotels, Restaurants & Leisure - 2.7%
CBRL Group, Inc. (c)                                              38,400                 1,492,224
Dover Downs Entertainment, Inc.                                  256,436                 3,400,341
Fairmont Hotels & Resorts, Inc. (c)                              138,925                 4,838,758
Steak n Shake Co. (c)(e)                                         212,950                 3,965,129
Sunterra Corp. (c)(e)                                            240,925                 3,905,394
                                                                                      ------------
                                                                                        17,601,846
                                                                                      ------------

Household Durables - 1.3%
Levitt Corp., Class A                                            111,587                 3,338,683
Tupperware Corp. (c)                                             214,000                 5,001,180
                                                                                      ------------
                                                                                         8,339,863
                                                                                      ------------

Insurance - 5.6%
AmerUs Group Co. (c)                                              66,150                 3,178,508
Delphi Financial Group, Inc.                                     125,675                 5,548,551
Endurance Specialty Holdings Ltd.                                146,400                 5,536,848
KMG America Corp. (e)                                            298,000                 2,962,120
Navigators Group, Inc. (The) (e)                                  56,475                 1,952,341
Ohio Casualty Corp.                                              183,775                 4,443,679
ProAssurance Corp. (c)(e)                                         54,725                 2,285,316
Protective Life Corp.                                            106,200                 4,483,764
RLI Corp.                                                        123,250                 5,496,950
                                                                                      ------------
                                                                                        35,888,077
                                                                                      ------------

Internet & Catalog Retail - 0.5%
FTD Group, Inc. (c)(e)                                           272,325                 3,090,889
                                                                                      ------------

Internet Software & Services - 0.9%
Digitas, Inc. (c)(e)                                             540,400                 6,165,964
                                                                                      ------------

IT Services - 2.1%
Perot Systems Corp., Class A (c)(e)                              248,425              $  3,532,604
SI International, Inc. (e)                                       105,500                 3,160,780
Wright Express Corp. (e)                                         389,875                 7,200,991
                                                                                      ------------
                                                                                        13,894,375
                                                                                      ------------

Machinery - 6.6%
Actuant Corp., Class A (e)                                       148,150                 7,102,311
Albany International Corp., Class A                              107,925                 3,465,472
Barnes Group, Inc.                                               140,550                 4,652,205
CLARCOR, Inc. (c)                                                202,375                 5,919,468
Commercial Vehicle Group, Inc. (c)(e)                            169,725                 3,012,619
ESCO Technologies, Inc. (e)                                       25,800                 2,600,640
Harsco Corp. (c)                                                  91,925                 5,014,509
IDEX Corp. (c)                                                   164,700                 6,359,067
Nordson Corp.                                                     66,050                 2,264,194
Oshkosh Truck Corp. (c)                                           28,000                 2,191,840
                                                                                      ------------
                                                                                        42,582,325
                                                                                      ------------

Media - 5.9%
ADVO, Inc.                                                       106,262                 3,384,445
Harte-Hanks, Inc.                                                181,625                 5,399,711
John Wiley & Sons, Inc., Class A                                 124,200                 4,934,466
R.H. Donnelley Corp. (c)(e)                                      174,325                10,804,663
Saga Communications, Inc., Class A (e)                           213,800                 2,993,200
Scholastic Corp. (c)(e)                                          129,150                 4,978,733
Valassis Communications, Inc. (e)                                145,450                 5,388,922
                                                                                      ------------
                                                                                        37,884,140
                                                                                      ------------

Metals & Mining - 0.6%
Reliance Steel & Aluminum Co. (c)                                108,825                 4,034,143
                                                                                      ------------

Multi-Utilities - 1.0%
NorthWestern Corp.                                               214,725                 6,768,132
                                                                                      ------------

Oil, Gas & Consumable Fuels - 3.4%
ATP Oil & Gas Corp. (c)(e)                                       140,850                 3,295,890
Denbury Resources, Inc. (c)(e)                                   138,475                 5,507,151
Energy Partners Ltd. (c)(e)                                      271,025                 7,103,565
Remington Oil & Gas Corp. (e)                                     85,450                 3,050,565
Western Gas Resources, Inc. (c)                                   82,200                 2,868,780
                                                                                      ------------
                                                                                        21,825,951
                                                                                      ------------

Pharmaceuticals - 1.8%
Andrx Corp. (c)(e)                                               200,075                 4,063,523
Par Pharmaceutical Companies, Inc. (c)(e)                         84,275                 2,680,788
Perrigo Co. (c)                                                  332,250                 4,631,565
                                                                                      ------------
                                                                                        11,375,876
                                                                                      ------------

Real Estate - 6.2%
American Home Mortgage Investment Corp. (c)                      120,525                 4,213,554
BioMed Realty Trust, Inc.                                        112,675                 2,687,299
CBL & Associates Properties, Inc.                                149,500                 6,438,965
Corporate Office Properties Trust (c)                            193,350                 5,694,157
Eagle Hospitality Properties Trust, Inc.                         399,350                 3,638,079
First Potomac Realty Trust (c)                                   228,075                 5,656,260
Highland Hospitality Corp.                                       200,900                 2,099,405
LaSalle Hotel Properties                                         159,400                 5,229,914
Newcastle Investment Corp.                                       156,475                 4,717,721
                                                                                      ------------
                                                                                        40,375,354
                                                                                      ------------

Road & Rail - 2.4%
Genesee & Wyoming, Inc., Class A (e)                             172,275              $  4,687,603
Laidlaw International, Inc. (e)                                  266,700                 6,427,470
Landstar System, Inc. (c)(e)                                      65,700                 1,978,884
Marten Transport Ltd. (c)(e)                                     108,075                 2,268,494
                                                                                      ------------
                                                                                        15,362,451
                                                                                      ------------

Semiconductors & Semiconductor Equipment - 2.3%
AMIS Holdings, Inc. (c)(e)                                       373,400                 4,981,156
Diodes, Inc. (c)(e)                                              127,275                 3,970,980
DSP Group, Inc. (e)                                              185,425                 4,426,094
Fairchild Semiconductor International, Inc. (e)                  105,025                 1,549,119
                                                                                      ------------
                                                                                        14,927,349
                                                                                      ------------

Software - 1.9%
Aspect Communications Corp. (c)(e)                               324,100                 3,639,643
Hyperion Solutions Corp. (c)(e)                                   86,800                 3,492,832
Intervoice, Inc. (e)                                              80,125                   691,479
MRO Software, Inc. (c)(e)                                         70,400                 1,028,544
Progress Software Corp. (c)(e)                                   117,450                 3,541,117
                                                                                      ------------
                                                                                        12,393,615
                                                                                      ------------

Specialty Retail - 2.7%
Charlotte Russe Holding, Inc. (c)(e)                             227,975                 2,840,569
Cost Plus, Inc. (c)(e)                                            72,425                 1,806,280
Hot Topic, Inc. (e)                                              111,450                 2,130,924
Men's Wearhouse, Inc. (c)(e)                                     122,550                 4,219,379
Party City Corp. (c)(e)                                           99,750                 1,197,000
Pier 1 Imports, Inc. (c)                                         132,875                 1,885,496
West Marine, Inc. (c)(e)                                         187,975                 3,394,828
                                                                                      ------------
                                                                                        17,474,476
                                                                                      ------------

Thrifts & Mortgage Finance - 3.0%
BankAtlantic Bancorp, Inc., Class A (c)                          253,325                 4,800,509
BankUnited Financial Corp. (c)                                   193,125                 5,222,100
Independence Community Bank Corp.                                107,275                 3,961,666
Provident Bancorp, Inc. (e)                                      421,950                 5,109,814
                                                                                      ------------
                                                                                        19,094,089
                                                                                      ------------

Trading Companies & Distributors - 1.7%
BlueLinx Holdings, Inc.                                          291,625                 3,085,393
Hughes Supply, Inc.                                              131,150                 3,685,315
UAP Holding Corp. (c)                                            249,175                 4,136,305
                                                                                      ------------
                                                                                        10,907,013
                                                                                      ------------

Water Utilities - 0.5%
American States Water Co. (c)                                    110,350                 3,240,980
                                                                                      ------------

TOTAL COMMON STOCKS
(Identified Cost $500,684,188)                                                         629,572,794
                                                                                      ------------

                                                         Principal Amount
----------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS - 17.8%

Commercial Paper - 2.1%
New Center Asset Trust, 2.100%, 7/01/2005 (f)               $ 13,589,000                13,589,000
                                                                                      ------------

                                                            Shares
----------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime
Portfolio (d)                                                101,028,490               101,028,490
                                                                                 -----------------
TOTAL SHORT TERM INVESTMENTS
(Identified Cost $114,617,490)                                                   $     114,617,490
                                                                                 -----------------
TOTAL INVESTMENTS - 115.3%
(Identified Cost $615,301,678) (b)                                                     744,190,284
Other assets less liabilities -- (15.3%)                                               (98,470,985)
                                                                                 -----------------
TOTAL NET ASSETS -- 100%                                                         $     645,719,299
                                                                                 =================

(a) Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Such pricing services generally use the most recent bid prices in the principal market in which such securities are normally traded. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not price a security or where a pricing service does not provide a reliable price for the security. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available (including restricted securities, if any) are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other investment companies are valued at the net asset value each day.

         The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing equity securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

         The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REIT's.):

         At June 30, 2005, the unrealized appreciation on investments based on cost of $615,301,678 for federal income tax purposes was as follows:

         Aggregate gross unrealized appreciation for all investments in
         which there is an excess of value over tax cost                         $     137,926,288
         Aggregate gross unrealized depreciation for all investments in
         which there is an excess tax cost over value                                   (9,037,682)
                                                                                 -----------------
         Net unrealized appreciation                                             $     128,888,606
                                                                                 =================

(c) All or a portion of this security was on loan to brokers at June 30, 2005. The Fund has entered into an agreement with State Street Bank and Trust Company , as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Fund receives fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at June 30, 2005 were $98,602,867 and $101,028,490, respectively.

(d)      Represents investment of securities lending collateral.

(e)      Non-income producing security

(f) Interest rate represents annualized yield at the time of purchase; not a coupon rate.

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                          Loomis Sayles Funds I

                                          By: /s/ Robert J. Blanding
                                              ---------------------------------
                                          Name:  Robert J. Blanding
                                          Title: President and Chief Executive
                                                 Officer
                                          Date:  August 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                          By: /s/ Robert J. Blanding
                                              ---------------------------------
                                          Name:  Robert J. Blanding
                                          Title: President and Chief Executive
                                                 Officer
                                          Date:  August 26, 2005


                                          By: /s/ Michael C. Kardok
                                              ---------------------------------
                                          Name:  Michael C. Kardok
                                          Title: Treasurer
                                          Date:  August 26, 2005